UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2009

1.814648.104

LIM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,070
Series 2005 A2, 5% 6/1/12	1,500	1,553
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,311
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,190
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,308
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,908
Jefferson County Ltd. Oblig. School Warrants:
Series 2004 A, 5.5% 1/1/22	2,300	1,289
Series A, 5.25% 1/1/15	2,000	1,210
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,167
		20,006
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,053
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (MBIA Insured)	5,705	5,557
		8,610
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	512
5% 1/1/11	1,000	1,031
5% 1/1/12	1,200	1,244
Series 2008 D:
5.5% 1/1/38	6,300	5,644
6% 1/1/27	1,400	1,404
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,119
Series 2008, 5.75% 9/1/22	15,000	16,245
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 2,600	$ 2,534
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,293
5.25% 7/1/11 (e)	2,250	2,305
5.5% 7/1/12 (e)	2,450	2,546
5.5% 7/1/13 (e)	1,005	1,050
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/19 (FGIC Insured)	1,090	1,151
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,778
5% 9/1/10	1,000	1,013
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,500	1,587
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,143
		48,002
California - 13.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,334
5.5% 5/1/15	2,600	2,782
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,087
5% 7/1/15	15,200	16,193
5.25% 1/1/11	700	742
5.25% 7/1/12	1,210	1,309
5.25% 7/1/13	10,300	11,212
5.25% 7/1/13	7,000	7,620
5.25% 7/1/14	9,700	10,565
5.25% 7/1/14	13,240	14,420
Series 2008 A, 5% 7/1/09	5,000	5,046
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	87
5% 2/1/11	730	764
5% 10/1/13	1,550	1,667
5% 11/1/13	4,000	4,306
5% 3/1/15	2,765	2,926
5% 8/1/16	6,070	6,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	$ 2,800	$ 2,722
5% 3/1/26	2,200	2,040
5% 6/1/27 (AMBAC Insured)	1,800	1,653
5% 2/1/31 (MBIA Insured)	1,900	1,685
5% 8/1/33	4,300	3,747
5.125% 11/1/24	1,900	1,820
5.125% 2/1/26	1,200	1,124
5.25% 2/1/11	1,650	1,734
5.25% 3/1/12	2,210	2,369
5.25% 2/1/15	5,000	5,268
5.25% 2/1/16	8,500	8,880
5.25% 2/1/27 (MBIA Insured)	1,605	1,517
5.25% 2/1/28	3,400	3,188
5.25% 2/1/33	6,100	5,496
5.25% 12/1/33	110	99
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,702
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,583
5.25% 3/1/38	12,170	10,813
5.5% 3/1/11	8,500	8,994
5.5% 4/1/13	1,400	1,524
5.5% 4/1/13 (AMBAC Insured)	1,000	1,089
5.5% 8/1/29	13,900	13,437
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,498
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,678
5.5% 8/1/30	10,000	9,599
5.5% 11/1/33	21,355	20,069
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,023
Series 2008 L, 5.125% 7/1/22	3,800	3,710
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,625
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,038
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	14,041	8,521
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	9,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	$ 3,400	$ 3,146
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,807
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,630
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,863
Series 2005 K, 5% 11/1/16	7,195	7,352
5% 11/1/14 (FGIC Insured)	5,000	5,227
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,294
5.75% 11/1/28	5,000	5,194
5% 11/1/14 (FSA Insured)	1,000	1,109
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	4,900	4,874
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (d)	4,000	3,947
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,509
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,083
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,989
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,417
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	1,900	1,241
Series 1999:
0% 1/15/27 (a)	1,000	718
5% 1/15/16 (MBIA Insured)	1,000	892
5.75% 1/15/40	1,600	1,158
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,351
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (c)	$ 4,000	$ 4,197
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,418
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,582
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,688
5% 1/1/11 (FSA Insured) (e)	1,740	1,762
5% 1/1/12 (FSA Insured) (e)	1,835	1,879
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,114
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,215	1,343
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,197
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,041
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,656
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,921
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,604
6.5% 8/1/28	2,750	3,033
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,688
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,416
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,198
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,095
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,552
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,847
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,591
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	$ 3,000	$ 3,351
5% 5/15/16 (MBIA Insured)	6,880	7,628
		423,461
Colorado - 1.0%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,720
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	1,000	1,092
5.25% 11/1/24 (MBIA Insured)	1,400	1,460
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,139
5% 11/15/12 (Escrowed to Maturity) (f)	120	134
5% 11/15/14	1,105	1,132
5% 11/15/14 (Escrowed to Maturity) (f)	60	68
Series 2006 F:
5% 11/15/13	395	407
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,007
5% 11/15/14	420	430
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,063
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,822
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	604
5% 7/1/12	675	611
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,933
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,584
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	6,020	6,209
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,118
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,089
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (MBIA Insured)	1,400	938
		33,660
Connecticut - 1.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,325
Series 2009 1:
5% 2/1/14	10,000	10,977
5% 2/1/15	10,000	11,045
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,111
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,262
		31,720
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,060
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,299
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,036
Series B, 0% 6/1/12 (MBIA Insured)	3,400	3,133
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,323
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,235
4% 8/15/11 (FSA Insured)	1,050	1,081
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,806
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,499
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,801
		26,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	$ 195	$ 196
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (MBIA Insured)	1,000	1,019
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,224
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,652
5% 3/1/12 (MBIA Insured)	4,000	4,090
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,473
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,793
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,256
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13	19,705	21,837
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,824
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,791
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	693
Series 2008 A, 5.375% 7/1/28	3,375	3,483
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,095
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,436
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,502
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,814
Series B:
5% 11/15/17	1,050	1,047
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	171
Series G:
5% 11/15/12	965	997
5% 11/15/12 (Escrowed to Maturity) (f)	35	39
5% 11/15/13	1,545	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/13 (Escrowed to Maturity) (f)	$ 55	$ 62
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,414
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,731
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	2,006
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,474
5% 10/1/14	7,000	7,471
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,082
4% 10/1/11	2,105	2,223
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	1,906
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,365
5% 11/15/14	2,485	2,493
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,014
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23	3,655	3,655
5.25% 6/1/24	3,850	3,798
5.25% 6/1/25	4,050	3,998
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	532
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,437
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,178
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	2,500	2,517
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,460
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,293
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,812
5% 8/1/15 (AMBAC Insured)	5,990	6,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	$ 8,000	$ 8,498
5.25% 10/1/20 (FSA Insured)	5,000	5,292
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,419
5.75% 10/1/43	1,850	1,536
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,959
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,987
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,753
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,095
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,215
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,943
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,475
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,095
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/15	4,400	4,543
		220,864
Georgia - 2.6%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,148
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,246
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,594
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (d)	11,300	11,535
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,470
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	$ 4,025	$ 4,456
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,749
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,563
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 9/15/12	1,895	1,652
Series A, 5% 9/15/14	3,000	2,412
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,959
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	9,224
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,065
5.25% 1/1/20	1,625	1,715
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	959
		85,370
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,916
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,739
6.75% 11/1/37	2,600	2,668
		5,407
Illinois - 9.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,742
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	889
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,286
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,314
0% 12/1/16 (FGIC Insured)	1,000	726
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,490
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	775	752
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	379
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	365
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,101
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,042
5.25% 1/1/29 (FSA Insured)	190	192
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,037
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,459
Chicago Midway Arpt. Rev. Series B, 6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,891
5.5% 1/1/11 (e)	10,000	10,191
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,377
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,167
Chicago Park District Series A:
5.25% 1/1/21	1,765	1,847
5.5% 1/1/18 (FGIC Insured)	370	385
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,434
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,071
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,575
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,227
5% 6/1/12	3,645	3,913
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,785
Series 2008, 5.25% 11/1/33	4,500	4,433
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,252
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,784
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	$ 1,100	$ 1,136
Series B, 5.25% 11/15/28 (MBIA Insured)	600	613
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	4,027
Cook County Thorton Township High School District #205:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,079
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	3,003
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,826
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,973
0% 11/1/17	2,700	1,981
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (d)(e)	3,500	3,454
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,381
5.5% 5/1/13 (FGIC Insured)	1,000	1,114
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,027
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,215
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,664
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	930	931
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,407
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,654
5.25% 10/1/14	2,290	2,325
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 1.9%, tender 11/1/30 (d)	4,000	4,000
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,689
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	3,882
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,196
(DePaul Univ. Proj.):
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,665	3,655
5% 10/1/09	1,000	1,015
5% 10/1/10	1,235	1,283
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,986
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,143
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	832
5% 11/1/13 (MBIA Insured)	2,050	2,165
5% 11/1/14 (MBIA Insured)	2,250	2,356
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,076
5.375% 7/1/15 (MBIA Insured)	1,300	1,406
5.5% 8/1/10	1,400	1,479
5.5% 8/1/15 (MBIA Insured)	2,200	2,528
5.5% 4/1/16 (FSA Insured)	1,000	1,079
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
Series 2000:
5.5% 4/1/17	2,600	2,666
5.6% 4/1/21	2,800	2,853
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,336
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09 (Escrowed to Maturity) (f)	1,040	1,045
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (f)	5,000	5,388
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,619
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,031
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,650
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	$ 31,840	$ 36,878
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,076
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,750
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,938
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (FGIC Insured)	3,125	2,483
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,997
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,967
0% 12/1/14 (FSA Insured)	5,180	4,376
0% 12/1/15 (FSA Insured)	3,810	3,068
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,409
0% 12/1/10 (FSA Insured)	3,380	3,280
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,586
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,123
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,165
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,519
0% 6/15/16 (FGIC Insured)	2,050	1,541
0% 6/15/17 (FGIC Insured)	3,240	2,295
0% 6/15/20 (FGIC Insured)	1,400	817
5% 12/15/28 (MBIA Insured)	1,000	994
Series 2002 A, 0% 6/15/14 (FGIC Insured)	6,535	5,462
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,264
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,409
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
0% 4/1/14	$ 3,500	$ 2,946
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,153
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,323
0% 11/1/16 (FSA Insured)	4,000	2,963
0% 11/1/17 (FSA Insured)	1,300	903
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	826
		316,206
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	956
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,287
5% 1/10/14 (FSA Insured)	1,180	1,323
5% 7/10/14 (FSA Insured)	1,215	1,374
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,486
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,563
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,097
5% 1/15/12 (MBIA Insured)	1,295	1,413
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,859
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,442
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,941
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,162
5.25% 7/15/16 (FSA Insured)	2,095	2,421
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,718
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 3,896
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,846
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	1,150	1,060
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,199
0% 12/1/17 (AMBAC Insured)	1,470	1,051
0% 6/1/18 (AMBAC Insured)	1,740	1,205
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,612
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,137
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,588
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,202
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,232
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,402
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	7,785
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,776
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,521
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	1,969
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	3,500	3,506
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	4,996
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,821
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,950
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,064
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	$ 2,295	$ 2,400
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,084
		97,099
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,898
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,235
		8,133
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,239
5.25% 12/1/11 (MBIA Insured)	1,805	1,812
Series II, 5.5% 11/1/19	1,000	1,075
5.5% 11/1/20	1,000	1,069
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,993
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,536
		9,724
Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,673
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/14	4,000	4,237
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,006
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	$ 2,250	$ 2,356
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,546
		37,984
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,069
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,958
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,049
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,024
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	2,000	1,615
5.25% 12/1/23 (MBIA Insured)	1,740	1,567
0% 9/1/13 (AMBAC Insured)	1,400	1,194
		14,476
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,284
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,929
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,130
5.25% 7/1/32 (AMBAC Insured)	2,080	2,090
6% 7/1/38	1,800	1,910
		12,343
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,789
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	$ 550	$ 553
4% 7/1/10 (AMBAC Insured)	1,275	1,306
4% 7/1/11 (AMBAC Insured)	1,000	1,039
Series 2008 F:
4% 7/1/09	1,750	1,760
4% 7/1/11	2,000	2,010
5% 7/1/12	1,000	1,030
5% 7/1/17	1,190	1,203
5% 7/1/18	2,500	2,503
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	1,979
		17,475
Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	269
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	734
5% 1/1/13	750	773
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,385
6.375% 8/1/15	2,460	2,585
6.375% 8/1/16	2,570	2,693
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(e)	3,000	2,858
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,283
5.75% 6/15/13	3,000	3,200
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,240
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,666
Series 2007 C:
5.25% 8/1/22	3,300	3,602
5.25% 8/1/23	1,600	1,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/24	$ 4,000	$ 4,287
Series D, 5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,015
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	1,300	1,316
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,528
5.125% 7/1/38	1,500	1,112
Series 2008 E2:
5% 7/1/10	3,825	3,871
5% 7/1/11	3,000	3,039
5% 7/1/12	2,075	2,095
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	672
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	633
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	2,491
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	2,930	2,944
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		59,049
Michigan - 3.1%
Big Rapids Pub. School District:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,163
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,059
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,239
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,138
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,559
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,001
5% 9/30/12 (MBIA Insured)	1,500	1,494
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 3,700	$ 3,809
Series 2006 D, 1.5615% 7/1/32 (d)	5,555	3,360
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,351
5.25% 7/1/14 (MBIA Insured)	2,600	2,683
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,170
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,419
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,386
5% 12/1/15	665	713
Kalamazoo Pub. Schools:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,906
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,557
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,950
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,058
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,731
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	8,536
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series B4, 3.75%, tender 3/15/12 (d)	10,000	9,810
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,015
5.5% 3/1/17	1,885	1,899
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	870	878
5% 5/15/11	1,100	1,108
5% 5/15/12	1,250	1,255
5% 5/15/13	1,500	1,497
Series A, 5% 6/1/19	8,000	7,380
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,195
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,942
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	$ 1,500	$ 1,063
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,166
West Bloomfield School District 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,124
Western Michigan Univ. Rev.:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,063
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,302
		99,920
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,257
5.625% 12/1/22	575	522
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,031
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,507
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,543
5.5% 7/1/18	1,400	1,423
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	399
5% 5/15/13	395	390
5% 5/15/14	250	243
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,328
		10,643
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (d)(e)	1,275	1,219
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,056
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	$ 1,310	$ 1,314
5% 8/15/13	1,500	1,475
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,257
		10,438
Missouri - 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	984
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,141
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,051
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	966
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,450
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,572
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,499
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,095
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,945
		14,703
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	4,200	4,196
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,528
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,441
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 E, 5% 7/1/11	$ 5,000	$ 5,270
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,381
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,125
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,021
5% 7/1/14	1,000	1,017
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,423
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,259
		22,968
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,330
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,578
Series B:
5% 2/15/13	2,210	2,088
5.25% 2/15/10	1,925	1,915
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,601
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,463
Series 2005 O:
5.125% 3/1/28	2,000	2,011
5.25% 3/1/15	3,000	3,263
5.25% 3/1/21	6,500	6,740
5.25% 3/1/21 (MBIA Insured)	1,200	1,244
5.25% 3/1/23	1,500	1,540
5.25% 3/1/24	5,550	5,640
5.25% 3/1/25	4,200	4,253
5.25% 3/1/26	4,700	4,769
Series 2005 P, 5.125% 9/1/28	1,100	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2008 Y:
5% 9/1/10	$ 1,000	$ 1,040
5% 9/1/11	1,000	1,062
5% 9/1/12	2,545	2,738
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,654
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,070
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,473
New Jersey Tpk. Auth. Tpk. Rev.:
Series A, 5% 1/1/25 (FSA Insured)	2,610	2,631
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,538
New Jersey Trans. Trust Fund Auth. Series 1995 B, 6.5% 6/15/10 (MBIA Insured)	3,000	3,169
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,961
		67,547
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	4,080	4,012
New York - 14.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,099
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,982
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,131
5.75% 5/1/22	2,240	2,309
Series 2004:
5.75% 5/1/17	2,895	3,148
5.75% 5/1/19 (FSA Insured)	5,590	5,969
5.75% 5/1/22 (FSA Insured)	8,525	8,858
5.75% 5/1/25 (FSA Insured)	1,715	1,756
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	6,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B:
5% 6/1/10	$ 2,600	$ 2,680
5% 6/1/11	1,075	1,132
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,033
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,717
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,043
Series 2002 A1, 5.25% 11/1/14	600	633
Series 2002 C, 5.5% 8/1/13	2,000	2,179
Series 2003 J, 5.5% 6/1/19	2,315	2,429
Series 2005 F1, 5.25% 9/1/14	3,600	3,917
Series 2005 G, 5% 8/1/14	6,500	6,989
Series 2005 J, 5% 3/1/12	3,020	3,228
Series 2005 K, 5% 8/1/11	3,950	4,193
Series 2008 A1, 5.25% 8/15/21	11,000	11,445
Series 2008 E, 5% 8/1/13	11,760	12,683
5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	10,844
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,062
5% 6/15/39	1,600	1,547
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/34	20,000	18,964
Series 2009 S4, 5.75% 1/15/39	6,400	6,437
Series S2, 6% 7/15/38	7,000	7,190
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,690	8,138
6% 11/1/28 (b)	40,925	43,799
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,949
Series 2007 C1, 5% 11/1/13	11,050	12,293
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,145
5% 3/15/18	10,515	11,701
5% 3/15/19	11,040	12,206
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,400	$ 3,665
5.75% 7/1/13 (AMBAC Insured)	1,100	1,186
Series C, 7.5% 7/1/10	2,250	2,336
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,260
5% 2/15/11	2,720	2,845
5% 2/15/12	6,855	7,277
5% 2/15/13	6,545	6,975
5% 8/15/13	7,390	7,934
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,536
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	650
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,968
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,371
Series 2005 C, 5.25% 11/15/14	1,000	1,079
Series 2008 A, 5.25% 11/15/36	8,800	8,175
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	10,098
Series 2008 C, 6.5% 11/15/28	11,300	12,178
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,234
5.25% 1/1/27	5,000	5,079
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,116
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	3,420	3,731
Series A, 5% 4/1/14	1,500	1,640
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,820
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,225
Series 2008 D, 5% 1/1/13	9,500	10,105
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,759
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,325	8,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,229
5.25% 6/1/22 (AMBAC Insured)	3,450	3,474
5.5% 6/1/14	4,780	4,795
5.5% 6/1/15	13,000	13,254
5.5% 6/1/16	20,000	20,318
5.5% 6/1/17	1,900	1,934
5.5% 6/1/19	1,000	1,016
Series 2003B 1C:
5.5% 6/1/14	3,900	3,912
5.5% 6/1/15	4,900	4,996
5.5% 6/1/17	7,950	8,093
5.5% 6/1/18	17,165	17,482
5.5% 6/1/19	4,700	4,776
5.5% 6/1/22	600	601
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,768
Series C1:
5.5% 6/1/16	1,600	1,638
5.5% 6/1/20	800	810
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,052
		484,370
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,134
		5,352
North Carolina - 0.6%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,608
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,358
5% 11/1/11 (FSA Insured)	1,200	1,292
5% 11/1/12 (FSA Insured)	1,300	1,416
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 3,360	$ 3,409
Series A:
5.5% 1/1/11	1,590	1,643
5.75% 1/1/26	1,000	1,001
Series C, 5.25% 1/1/10	2,630	2,648
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,326
		18,953
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,782
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	955
5% 7/1/14	1,000	919
		5,656
Ohio - 1.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,151
6% 6/1/42	1,500	865
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,204
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,186
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,600	1,709
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	3,650	3,671
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,050
5.5% 1/1/43	1,500	1,468
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (d)(e)	15,000	15,229
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District: - continued
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	$ 975	$ 1,104
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	505
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,097
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
Series 2008, 5.75% 12/1/35	5,200	4,807
5% 12/1/11	1,220	1,245
		40,035
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	958
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,109
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	8,036
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,643
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,343
5.5% 10/1/20 (FGIC Insured)	1,550	1,663
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,131
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,566
5% 8/15/13	1,260	1,319
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,865
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,050
5% 12/15/14	850	890
		30,573
Oregon - 0.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/09 (FSA Insured)	720	722
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,566
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,233
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,525
Series B:
5% 6/15/11	1,800	1,866
5% 6/15/12	2,000	2,092
5% 6/15/13	2,000	2,100
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,351
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,397
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,407
Centennial School District Series B, 5.125% 12/15/32 (FSA Insured)	6,770	6,602
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,701
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,049
5% 12/15/13	1,155	1,059
Series B, 5% 12/15/13	3,115	2,855
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	495	466
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	435
East Stroudsburg Area School District Series A, 7.5% 9/1/22	2,400	2,947
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,601
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,946
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,648
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	3,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	$ 1,300	$ 1,100
6.5% 11/1/16 (e)	1,100	1,048
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,311
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13	5,000	5,625
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,640
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,084
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,734
Series 2008 B1, 5.5% 6/1/33	8,500	8,477
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,793
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,834
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,577
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	709
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,196
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,235
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,693
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,637
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (d)(e)	3,800	3,800
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,478
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,006
		116,501
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,468
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,639
		16,107
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,124
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	660
		2,784
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series A, 5.25% 8/15/11	1,765	1,795
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,449
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,682
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,786
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,542
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	719
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	702
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,044
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.): - continued
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	$ 5,500	$ 6,124
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,461
Series 2005 B, 5% 1/1/10	3,000	3,095
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,260
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,504
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,801
		31,166
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,098
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,212
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,449
		6,759
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,701
5% 12/15/11	3,270	2,954
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,245
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,100
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,273
6.25% 1/1/13 (MBIA Insured)	1,700	1,832
7.25% 1/1/10 (MBIA Insured)	8,000	8,310
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,812
5% 9/1/11 (MBIA Insured)	1,835	1,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A: - continued
5% 9/1/13 (MBIA Insured)	$ 2,010	$ 2,182
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,081
		42,437
Texas - 13.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,334
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,352
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	733
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,377
6% 1/1/18	1,000	738
6% 1/1/19	1,335	956
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,838
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	5,034
0% 11/15/12 (AMBAC Insured)	5,645	5,216
0% 5/15/17 (FGIC Insured)	1,900	1,346
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,092
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,839
Series 2009 A:
5% 11/15/14	2,315	2,610
5% 11/15/17	1,375	1,557
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,121
5.25% 2/15/42	6,000	6,100
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,372
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,107
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	191
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,333
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,389
5.375% 5/1/17 (FSA Insured)	195	210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Birdville Independent School District:
Series 2003, 5% 2/15/10	$ 1,200	$ 1,246
0% 2/15/12	4,150	3,940
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,318
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,074
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,644
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,950
5% 8/15/13	9,575	10,256
Clint Independent School District:
5% 8/15/21	1,310	1,440
5.5% 8/15/18	190	205
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	923
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,620
Corpus Christi Independent School District 4% 8/15/13	7,000	7,492
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,905
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,689
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	18,540
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,204
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,187
Series 2008, 6.375% 2/15/34	1,300	1,442
Del Valle Independent School District 5.5% 2/1/11	1,350	1,455
DeSoto Independent School District 0% 8/15/18	2,195	1,531
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,649
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,145
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District 5.5% 2/15/12	2,180	2,260
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,246
Harlandale Independent School District 5.5% 8/15/35	15	15
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	$ 1,000	$ 1,025
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,737
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,231
5% 8/15/18	1,000	1,110
5.25% 8/15/47	9,740	9,117
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	7,223
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,508
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,113
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,269
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	250
Houston Independent School District:
Series A, 0% 8/15/11	13,740	13,225
0% 8/15/10 (AMBAC Insured)	2,200	2,136
0% 8/15/15	2,000	1,644
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,473
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,740
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,511
0% 12/1/11 (AMBAC Insured)	8,250	7,820
Humble Independent School District Series 2000:
0% 2/15/10	2,320	2,297
0% 2/15/16	1,250	1,001
0% 2/15/17	1,400	1,065
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,782
Irving Independent School District Series A, 0% 2/15/16	1,035	823
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,489
0% 8/15/17	1,020	756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 2,400	$ 2,472
Klein Independent School District Series A:
5% 8/1/13	1,455	1,639
5% 8/1/14	5,110	5,790
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,255
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,466
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,605
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	2,200	2,149
5.25% 5/15/21	2,405	2,501
Manor Independent School District 5.25% 8/1/34	2,000	2,050
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,458
5.5% 2/15/14	330	351
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,113
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,820
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	927
5.5% 2/15/19	370	384
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,341
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	7,000	7,036
Midway Independent School District 0% 8/15/19	1,400	915
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,906
5.25% 3/1/20 (FSA Insured)	1,405	1,556
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	974
5.5% 8/15/26 (FGIC Insured)	1,225	1,261
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	$ 2,520	$ 2,887
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	3,300	3,102
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,211
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,340
Northside Independent School District:
Series A:
5.25% 2/15/17	725	776
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,501
5.5% 2/15/13	1,090	1,167
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,322
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	574
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,090
Pflugerville Independent School District 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	536
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,642
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,426
Series 2007, 5.375% 8/15/33	7,340	7,587
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,281
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,059
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,143
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,500
5.625% 2/15/11	3,865	4,180
Round Rock Independent School District:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,133
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,209
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,703
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,753
5.75% 2/1/11 (Escrowed to Maturity) (f)	870	915
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,949
5.25% 2/1/14 (MBIA Insured)	1,835	2,076
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	701
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,229
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,400
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,265
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,126
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,765
5.375% 2/1/18	480	503
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,253
5% 11/15/14	2,005	2,139
5% 11/15/15	1,880	2,001
5.75% 11/15/24	4,700	4,764
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	992
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,153
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,900
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	6,947
5.375% 8/1/10 (e)	1,915	1,975
0% 10/1/13	8,900	7,988
5% 10/1/12	3,500	3,907
5% 4/1/13	1,000	1,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	$ 8,200	$ 5,824
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,472
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,204
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,299
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	4,900	4,915
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,711
Series B, 5.625% 7/15/21	2,010	2,046
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18	2,280	2,338
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,052
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (f)	6,500	7,370
Waller Independent School District:
5.5% 2/15/26	3,220	3,485
5.5% 2/15/33	4,160	4,359
5.5% 2/15/37	4,820	5,005
Waxahachie Independent School District:
0% 8/15/14	1,460	1,256
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,432
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,835
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,297
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	621
Ysleta Independent School District 0% 8/15/11	1,100	1,059
		443,413
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	$ 2,740	$ 2,862
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,748
		12,036
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,121
6.125% 12/1/27 (AMBAC Insured)	2,800	2,447
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,073
5% 12/1/14 (FSA Insured)	1,200	1,281
5% 12/1/15 (FSA Insured)	1,000	1,062
		6,984
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,769
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,109
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,289
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (d)	5,000	4,992
		22,159
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,529
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,390
0% 6/1/17 (MBIA Insured)	2,800	1,991
0% 6/1/24 (MBIA Insured)	1,525	668
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,044
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	$ 1,630	$ 1,684
5.25% 1/1/11 (FSA Insured)	1,715	1,839
5% 1/1/10 (MBIA Insured)	2,000	2,056
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,900
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre- Refunded to 11/1/09 @ 100) (f)	460	473
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,410
Series 2006 A, 5% 7/1/13	5,000	5,507
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,124
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,268
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,044
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,311
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,553
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,120
5.75% 12/1/20 (MBIA Insured)	1,000	1,102
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	6,107
0% 12/1/12 (FGIC Insured)	6,830	6,313
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,871
Series 2001 C:
5.25% 1/1/16	3,000	3,139
5.25% 1/1/26 (FSA Insured)	11,200	11,322
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,218
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,334
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,008
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,709
0% 7/1/10	2,250	2,209
0% 7/1/12 (MBIA Insured)	4,000	3,702
		112,544
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	866
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,650
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,318
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,109
		6,943
Wisconsin - 1.0%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,885	2,022
6.375% 6/1/32	1,300	1,445
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	64
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,065
Wisconsin Gen. Oblig.:
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (f)	4,600	5,196
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,081
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	797
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,142
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,142
Series 2003 A, 5.5% 8/15/14	1,775	1,627
Series 2006 A, 5% 8/15/12	4,795	4,524
Wisconsin Trans. Rev. Series 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,956
		34,059
TOTAL MUNICIPAL BONDS (Cost $3,152,064)		3,159,616
Municipal Notes - 0.1%

New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,670)	2,653	2,671
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $3,154,734)		3,162,287
NET OTHER ASSETS - 3.1%		101,316
NET ASSETS - 100%		$ 3,263,603
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,162,287	$ -	$ 3,162,287	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,154,539,000. Net unrealized appreciation aggregated $7,748,000, of which $71,903,000 related to appreciated investment securities and $64,155,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

1.832282.103

ALIM-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,070
Series 2005 A2, 5% 6/1/12	1,500	1,553
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,311
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,190
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,308
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,908
Jefferson County Ltd. Oblig. School Warrants:
Series 2004 A, 5.5% 1/1/22	2,300	1,289
Series A, 5.25% 1/1/15	2,000	1,210
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,167
		20,006
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,053
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (MBIA Insured)	5,705	5,557
		8,610
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	512
5% 1/1/11	1,000	1,031
5% 1/1/12	1,200	1,244
Series 2008 D:
5.5% 1/1/38	6,300	5,644
6% 1/1/27	1,400	1,404
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,119
Series 2008, 5.75% 9/1/22	15,000	16,245
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 2,600	$ 2,534
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,293
5.25% 7/1/11 (e)	2,250	2,305
5.5% 7/1/12 (e)	2,450	2,546
5.5% 7/1/13 (e)	1,005	1,050
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/19 (FGIC Insured)	1,090	1,151
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,778
5% 9/1/10	1,000	1,013
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (FGIC Insured)	1,500	1,587
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,143
		48,002
California - 13.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,334
5.5% 5/1/15	2,600	2,782
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,087
5% 7/1/15	15,200	16,193
5.25% 1/1/11	700	742
5.25% 7/1/12	1,210	1,309
5.25% 7/1/13	10,300	11,212
5.25% 7/1/13	7,000	7,620
5.25% 7/1/14	9,700	10,565
5.25% 7/1/14	13,240	14,420
Series 2008 A, 5% 7/1/09	5,000	5,046
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	87
5% 2/1/11	730	764
5% 10/1/13	1,550	1,667
5% 11/1/13	4,000	4,306
5% 3/1/15	2,765	2,926
5% 8/1/16	6,070	6,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	$ 2,800	$ 2,722
5% 3/1/26	2,200	2,040
5% 6/1/27 (AMBAC Insured)	1,800	1,653
5% 2/1/31 (MBIA Insured)	1,900	1,685
5% 8/1/33	4,300	3,747
5.125% 11/1/24	1,900	1,820
5.125% 2/1/26	1,200	1,124
5.25% 2/1/11	1,650	1,734
5.25% 3/1/12	2,210	2,369
5.25% 2/1/15	5,000	5,268
5.25% 2/1/16	8,500	8,880
5.25% 2/1/27 (MBIA Insured)	1,605	1,517
5.25% 2/1/28	3,400	3,188
5.25% 2/1/33	6,100	5,496
5.25% 12/1/33	110	99
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,702
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,583
5.25% 3/1/38	12,170	10,813
5.5% 3/1/11	8,500	8,994
5.5% 4/1/13	1,400	1,524
5.5% 4/1/13 (AMBAC Insured)	1,000	1,089
5.5% 8/1/29	13,900	13,437
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,498
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,678
5.5% 8/1/30	10,000	9,599
5.5% 11/1/33	21,355	20,069
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,023
Series 2008 L, 5.125% 7/1/22	3,800	3,710
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,625
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,038
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	14,041	8,521
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	9,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	$ 3,400	$ 3,146
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,807
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,630
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,863
Series 2005 K, 5% 11/1/16	7,195	7,352
5% 11/1/14 (FGIC Insured)	5,000	5,227
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,294
5.75% 11/1/28	5,000	5,194
5% 11/1/14 (FSA Insured)	1,000	1,109
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	4,900	4,874
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (d)	4,000	3,947
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,509
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,083
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,989
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,417
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	1,900	1,241
Series 1999:
0% 1/15/27 (a)	1,000	718
5% 1/15/16 (MBIA Insured)	1,000	892
5.75% 1/15/40	1,600	1,158
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,351
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (c)	$ 4,000	$ 4,197
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,418
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,582
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,688
5% 1/1/11 (FSA Insured) (e)	1,740	1,762
5% 1/1/12 (FSA Insured) (e)	1,835	1,879
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,114
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,215	1,343
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,197
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,041
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,656
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,921
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,604
6.5% 8/1/28	2,750	3,033
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,688
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,416
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,198
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,095
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,552
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,847
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,591
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	$ 3,000	$ 3,351
5% 5/15/16 (MBIA Insured)	6,880	7,628
		423,461
Colorado - 1.0%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,720
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	1,000	1,092
5.25% 11/1/24 (MBIA Insured)	1,400	1,460
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,139
5% 11/15/12 (Escrowed to Maturity) (f)	120	134
5% 11/15/14	1,105	1,132
5% 11/15/14 (Escrowed to Maturity) (f)	60	68
Series 2006 F:
5% 11/15/13	395	407
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,007
5% 11/15/14	420	430
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,063
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,822
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	604
5% 7/1/12	675	611
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,933
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,584
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	6,020	6,209
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,118
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,089
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (MBIA Insured)	1,400	938
		33,660
Connecticut - 1.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,325
Series 2009 1:
5% 2/1/14	10,000	10,977
5% 2/1/15	10,000	11,045
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,111
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,262
		31,720
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,060
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,299
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,036
Series B, 0% 6/1/12 (MBIA Insured)	3,400	3,133
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,323
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,235
4% 8/15/11 (FSA Insured)	1,050	1,081
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	7,806
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,499
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,801
		26,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 6.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	$ 195	$ 196
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (MBIA Insured)	1,000	1,019
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,224
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,652
5% 3/1/12 (MBIA Insured)	4,000	4,090
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,473
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,793
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,256
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13	19,705	21,837
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,824
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,791
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	693
Series 2008 A, 5.375% 7/1/28	3,375	3,483
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,095
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,436
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,502
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,814
Series B:
5% 11/15/17	1,050	1,047
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	171
Series G:
5% 11/15/12	965	997
5% 11/15/12 (Escrowed to Maturity) (f)	35	39
5% 11/15/13	1,545	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/13 (Escrowed to Maturity) (f)	$ 55	$ 62
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,414
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,731
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	2,006
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,474
5% 10/1/14	7,000	7,471
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,082
4% 10/1/11	2,105	2,223
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	1,906
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,365
5% 11/15/14	2,485	2,493
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,014
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23	3,655	3,655
5.25% 6/1/24	3,850	3,798
5.25% 6/1/25	4,050	3,998
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	532
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,437
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,178
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	2,500	2,517
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,460
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,293
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,812
5% 8/1/15 (AMBAC Insured)	5,990	6,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	$ 8,000	$ 8,498
5.25% 10/1/20 (FSA Insured)	5,000	5,292
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,419
5.75% 10/1/43	1,850	1,536
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,959
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,987
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,753
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,095
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,215
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,943
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,475
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,095
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) 5% 8/15/15	4,400	4,543
		220,864
Georgia - 2.6%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,148
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,246
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,594
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 6.75%, tender 4/1/12 (d)	11,300	11,535
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,470
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	$ 4,025	$ 4,456
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,749
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,563
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 9/15/12	1,895	1,652
Series A, 5% 9/15/14	3,000	2,412
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,959
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	9,224
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,065
5.25% 1/1/20	1,625	1,715
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	959
		85,370
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,916
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,739
6.75% 11/1/37	2,600	2,668
		5,407
Illinois - 9.7%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,742
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	889
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,286
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,314
0% 12/1/16 (FGIC Insured)	1,000	726
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,490
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	775	752
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	379
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	365
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,101
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,042
5.25% 1/1/29 (FSA Insured)	190	192
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,037
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,459
Chicago Midway Arpt. Rev. Series B, 6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,891
5.5% 1/1/11 (e)	10,000	10,191
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,377
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,167
Chicago Park District Series A:
5.25% 1/1/21	1,765	1,847
5.5% 1/1/18 (FGIC Insured)	370	385
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,434
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,071
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,575
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,227
5% 6/1/12	3,645	3,913
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,785
Series 2008, 5.25% 11/1/33	4,500	4,433
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,252
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,784
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	$ 1,100	$ 1,136
Series B, 5.25% 11/15/28 (MBIA Insured)	600	613
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	4,027
Cook County Thorton Township High School District #205:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,079
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	3,003
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,826
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,973
0% 11/1/17	2,700	1,981
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (d)(e)	3,500	3,454
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,381
5.5% 5/1/13 (FGIC Insured)	1,000	1,114
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,027
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,215
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,664
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	930	931
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,407
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,654
5.25% 10/1/14	2,290	2,325
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 1.9%, tender 11/1/30 (d)	4,000	4,000
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,689
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	3,882
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,196
(DePaul Univ. Proj.):
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,665	3,655
5% 10/1/09	1,000	1,015
5% 10/1/10	1,235	1,283
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,986
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,143
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	785	832
5% 11/1/13 (MBIA Insured)	2,050	2,165
5% 11/1/14 (MBIA Insured)	2,250	2,356
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,076
5.375% 7/1/15 (MBIA Insured)	1,300	1,406
5.5% 8/1/10	1,400	1,479
5.5% 8/1/15 (MBIA Insured)	2,200	2,528
5.5% 4/1/16 (FSA Insured)	1,000	1,079
5.5% 2/1/18 (FGIC Insured)	1,000	1,063
Series 2000:
5.5% 4/1/17	2,600	2,666
5.6% 4/1/21	2,800	2,853
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,336
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09 (Escrowed to Maturity) (f)	1,040	1,045
7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (f)	5,000	5,388
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,619
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,031
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,650
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	$ 31,840	$ 36,878
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,076
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,750
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,938
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (FGIC Insured)	3,125	2,483
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,997
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,967
0% 12/1/14 (FSA Insured)	5,180	4,376
0% 12/1/15 (FSA Insured)	3,810	3,068
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,409
0% 12/1/10 (FSA Insured)	3,380	3,280
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,586
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,123
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,165
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,519
0% 6/15/16 (FGIC Insured)	2,050	1,541
0% 6/15/17 (FGIC Insured)	3,240	2,295
0% 6/15/20 (FGIC Insured)	1,400	817
5% 12/15/28 (MBIA Insured)	1,000	994
Series 2002 A, 0% 6/15/14 (FGIC Insured)	6,535	5,462
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,264
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,409
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
0% 4/1/14	$ 3,500	$ 2,946
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,153
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,323
0% 11/1/16 (FSA Insured)	4,000	2,963
0% 11/1/17 (FSA Insured)	1,300	903
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	826
		316,206
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	956
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,287
5% 1/10/14 (FSA Insured)	1,180	1,323
5% 7/10/14 (FSA Insured)	1,215	1,374
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,486
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,563
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,097
5% 1/15/12 (MBIA Insured)	1,295	1,413
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,859
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,442
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,941
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,162
5.25% 7/15/16 (FSA Insured)	2,095	2,421
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,718
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 3,896
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,846
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32	1,150	1,060
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,199
0% 12/1/17 (AMBAC Insured)	1,470	1,051
0% 6/1/18 (AMBAC Insured)	1,740	1,205
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,612
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,137
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,588
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,202
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,232
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,402
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	7,785
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,776
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,521
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	1,969
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	3,500	3,506
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	4,996
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,821
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,950
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,064
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	$ 2,295	$ 2,400
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,084
		97,099
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,898
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,235
		8,133
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,239
5.25% 12/1/11 (MBIA Insured)	1,805	1,812
Series II, 5.5% 11/1/19	1,000	1,075
5.5% 11/1/20	1,000	1,069
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,993
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,536
		9,724
Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,673
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/14	4,000	4,237
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,006
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	$ 2,250	$ 2,356
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,546
		37,984
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,069
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,958
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,049
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,024
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (MBIA Insured)	2,000	1,615
5.25% 12/1/23 (MBIA Insured)	1,740	1,567
0% 9/1/13 (AMBAC Insured)	1,400	1,194
		14,476
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,284
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,929
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,130
5.25% 7/1/32 (AMBAC Insured)	2,080	2,090
6% 7/1/38	1,800	1,910
		12,343
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,789
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	$ 550	$ 553
4% 7/1/10 (AMBAC Insured)	1,275	1,306
4% 7/1/11 (AMBAC Insured)	1,000	1,039
Series 2008 F:
4% 7/1/09	1,750	1,760
4% 7/1/11	2,000	2,010
5% 7/1/12	1,000	1,030
5% 7/1/17	1,190	1,203
5% 7/1/18	2,500	2,503
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	1,979
		17,475
Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	269
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	734
5% 1/1/13	750	773
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,385
6.375% 8/1/15	2,460	2,585
6.375% 8/1/16	2,570	2,693
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(e)	3,000	2,858
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,283
5.75% 6/15/13	3,000	3,200
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,240
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,666
Series 2007 C:
5.25% 8/1/22	3,300	3,602
5.25% 8/1/23	1,600	1,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/24	$ 4,000	$ 4,287
Series D, 5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,015
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	1,300	1,316
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,528
5.125% 7/1/38	1,500	1,112
Series 2008 E2:
5% 7/1/10	3,825	3,871
5% 7/1/11	3,000	3,039
5% 7/1/12	2,075	2,095
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	672
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	633
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	2,491
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	2,930	2,944
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		59,049
Michigan - 3.1%
Big Rapids Pub. School District:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,163
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,059
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,239
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,138
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,559
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,001
5% 9/30/12 (MBIA Insured)	1,500	1,494
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 3,700	$ 3,809
Series 2006 D, 1.5615% 7/1/32 (d)	5,555	3,360
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,351
5.25% 7/1/14 (MBIA Insured)	2,600	2,683
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,170
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,419
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,386
5% 12/1/15	665	713
Kalamazoo Pub. Schools:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,906
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,557
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,950
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,058
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,731
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	8,536
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series B4, 3.75%, tender 3/15/12 (d)	10,000	9,810
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,015
5.5% 3/1/17	1,885	1,899
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	870	878
5% 5/15/11	1,100	1,108
5% 5/15/12	1,250	1,255
5% 5/15/13	1,500	1,497
Series A, 5% 6/1/19	8,000	7,380
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,195
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,942
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	$ 1,500	$ 1,063
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,166
West Bloomfield School District 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,124
Western Michigan Univ. Rev.:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,063
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,302
		99,920
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,257
5.625% 12/1/22	575	522
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,031
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,507
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,543
5.5% 7/1/18	1,400	1,423
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	399
5% 5/15/13	395	390
5% 5/15/14	250	243
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,328
		10,643
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (d)(e)	1,275	1,219
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,056
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	$ 1,310	$ 1,314
5% 8/15/13	1,500	1,475
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,257
		10,438
Missouri - 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	984
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,141
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,051
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	966
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,450
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,572
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,499
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,095
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,945
		14,703
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	4,200	4,196
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,528
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,441
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 E, 5% 7/1/11	$ 5,000	$ 5,270
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,381
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,125
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,021
5% 7/1/14	1,000	1,017
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,423
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,259
		22,968
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,330
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,578
Series B:
5% 2/15/13	2,210	2,088
5.25% 2/15/10	1,925	1,915
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,601
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,463
Series 2005 O:
5.125% 3/1/28	2,000	2,011
5.25% 3/1/15	3,000	3,263
5.25% 3/1/21	6,500	6,740
5.25% 3/1/21 (MBIA Insured)	1,200	1,244
5.25% 3/1/23	1,500	1,540
5.25% 3/1/24	5,550	5,640
5.25% 3/1/25	4,200	4,253
5.25% 3/1/26	4,700	4,769
Series 2005 P, 5.125% 9/1/28	1,100	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2008 Y:
5% 9/1/10	$ 1,000	$ 1,040
5% 9/1/11	1,000	1,062
5% 9/1/12	2,545	2,738
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,654
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,070
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,473
New Jersey Tpk. Auth. Tpk. Rev.:
Series A, 5% 1/1/25 (FSA Insured)	2,610	2,631
Series C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,538
New Jersey Trans. Trust Fund Auth. Series 1995 B, 6.5% 6/15/10 (MBIA Insured)	3,000	3,169
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,961
		67,547
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	4,080	4,012
New York - 14.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,099
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,982
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,131
5.75% 5/1/22	2,240	2,309
Series 2004:
5.75% 5/1/17	2,895	3,148
5.75% 5/1/19 (FSA Insured)	5,590	5,969
5.75% 5/1/22 (FSA Insured)	8,525	8,858
5.75% 5/1/25 (FSA Insured)	1,715	1,756
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33	6,000	6,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B:
5% 6/1/10	$ 2,600	$ 2,680
5% 6/1/11	1,075	1,132
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,033
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,717
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,043
Series 2002 A1, 5.25% 11/1/14	600	633
Series 2002 C, 5.5% 8/1/13	2,000	2,179
Series 2003 J, 5.5% 6/1/19	2,315	2,429
Series 2005 F1, 5.25% 9/1/14	3,600	3,917
Series 2005 G, 5% 8/1/14	6,500	6,989
Series 2005 J, 5% 3/1/12	3,020	3,228
Series 2005 K, 5% 8/1/11	3,950	4,193
Series 2008 A1, 5.25% 8/15/21	11,000	11,445
Series 2008 E, 5% 8/1/13	11,760	12,683
5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	10,844
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,062
5% 6/15/39	1,600	1,547
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/34	20,000	18,964
Series 2009 S4, 5.75% 1/15/39	6,400	6,437
Series S2, 6% 7/15/38	7,000	7,190
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,690	8,138
6% 11/1/28 (b)	40,925	43,799
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,949
Series 2007 C1, 5% 11/1/13	11,050	12,293
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,145
5% 3/15/18	10,515	11,701
5% 3/15/19	11,040	12,206
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,400	$ 3,665
5.75% 7/1/13 (AMBAC Insured)	1,100	1,186
Series C, 7.5% 7/1/10	2,250	2,336
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,260
5% 2/15/11	2,720	2,845
5% 2/15/12	6,855	7,277
5% 2/15/13	6,545	6,975
5% 8/15/13	7,390	7,934
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,536
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	650
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,968
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,371
Series 2005 C, 5.25% 11/15/14	1,000	1,079
Series 2008 A, 5.25% 11/15/36	8,800	8,175
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	10,098
Series 2008 C, 6.5% 11/15/28	11,300	12,178
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,234
5.25% 1/1/27	5,000	5,079
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,116
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	3,420	3,731
Series A, 5% 4/1/14	1,500	1,640
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,820
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,225
Series 2008 D, 5% 1/1/13	9,500	10,105
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,759
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,325	8,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,229
5.25% 6/1/22 (AMBAC Insured)	3,450	3,474
5.5% 6/1/14	4,780	4,795
5.5% 6/1/15	13,000	13,254
5.5% 6/1/16	20,000	20,318
5.5% 6/1/17	1,900	1,934
5.5% 6/1/19	1,000	1,016
Series 2003B 1C:
5.5% 6/1/14	3,900	3,912
5.5% 6/1/15	4,900	4,996
5.5% 6/1/17	7,950	8,093
5.5% 6/1/18	17,165	17,482
5.5% 6/1/19	4,700	4,776
5.5% 6/1/22	600	601
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,768
Series C1:
5.5% 6/1/16	1,600	1,638
5.5% 6/1/20	800	810
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,052
		484,370
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,134
		5,352
North Carolina - 0.6%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,608
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,358
5% 11/1/11 (FSA Insured)	1,200	1,292
5% 11/1/12 (FSA Insured)	1,300	1,416
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	$ 3,360	$ 3,409
Series A:
5.5% 1/1/11	1,590	1,643
5.75% 1/1/26	1,000	1,001
Series C, 5.25% 1/1/10	2,630	2,648
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,326
		18,953
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,782
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	955
5% 7/1/14	1,000	919
		5,656
Ohio - 1.2%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,717
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,151
6% 6/1/42	1,500	865
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,204
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,186
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,600	1,709
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	3,650	3,671
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,050
5.5% 1/1/43	1,500	1,468
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (d)(e)	15,000	15,229
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Olentangy Local School District: - continued
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	$ 975	$ 1,104
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	505
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,097
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
Series 2008, 5.75% 12/1/35	5,200	4,807
5% 12/1/11	1,220	1,245
		40,035
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	958
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,109
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	8,036
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,643
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,343
5.5% 10/1/20 (FGIC Insured)	1,550	1,663
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,131
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,566
5% 8/15/13	1,260	1,319
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,865
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,050
5% 12/15/14	850	890
		30,573
Oregon - 0.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/09 (FSA Insured)	720	722
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,566
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,233
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,525
Series B:
5% 6/15/11	1,800	1,866
5% 6/15/12	2,000	2,092
5% 6/15/13	2,000	2,100
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,351
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,397
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,407
Centennial School District Series B, 5.125% 12/15/32 (FSA Insured)	6,770	6,602
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,701
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,049
5% 12/15/13	1,155	1,059
Series B, 5% 12/15/13	3,115	2,855
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	495	466
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	435
East Stroudsburg Area School District Series A, 7.5% 9/1/22	2,400	2,947
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,601
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,946
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,648
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	3,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	$ 1,300	$ 1,100
6.5% 11/1/16 (e)	1,100	1,048
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,311
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13	5,000	5,625
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,640
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,084
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,734
Series 2008 B1, 5.5% 6/1/33	8,500	8,477
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,793
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,834
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,577
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	709
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,196
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,235
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,693
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,637
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (d)(e)	3,800	3,800
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,478
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,006
		116,501
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,468
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,639
		16,107
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,124
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	660
		2,784
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series A, 5.25% 8/15/11	1,765	1,795
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,449
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,682
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,786
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,542
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	719
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	702
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,044
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.): - continued
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	$ 5,500	$ 6,124
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,461
Series 2005 B, 5% 1/1/10	3,000	3,095
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,260
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,504
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,801
		31,166
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,098
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,212
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,449
		6,759
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,701
5% 12/15/11	3,270	2,954
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,245
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,100
(Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,273
6.25% 1/1/13 (MBIA Insured)	1,700	1,832
7.25% 1/1/10 (MBIA Insured)	8,000	8,310
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,812
5% 9/1/11 (MBIA Insured)	1,835	1,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A: - continued
5% 9/1/13 (MBIA Insured)	$ 2,010	$ 2,182
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,081
		42,437
Texas - 13.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,334
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,352
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	733
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,377
6% 1/1/18	1,000	738
6% 1/1/19	1,335	956
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,838
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	5,034
0% 11/15/12 (AMBAC Insured)	5,645	5,216
0% 5/15/17 (FGIC Insured)	1,900	1,346
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,092
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,839
Series 2009 A:
5% 11/15/14	2,315	2,610
5% 11/15/17	1,375	1,557
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,121
5.25% 2/15/42	6,000	6,100
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,372
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,107
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	191
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,333
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,389
5.375% 5/1/17 (FSA Insured)	195	210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Birdville Independent School District:
Series 2003, 5% 2/15/10	$ 1,200	$ 1,246
0% 2/15/12	4,150	3,940
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,318
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,074
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,644
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,950
5% 8/15/13	9,575	10,256
Clint Independent School District:
5% 8/15/21	1,310	1,440
5.5% 8/15/18	190	205
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	923
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,620
Corpus Christi Independent School District 4% 8/15/13	7,000	7,492
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,905
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,689
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	18,540
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,204
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,187
Series 2008, 6.375% 2/15/34	1,300	1,442
Del Valle Independent School District 5.5% 2/1/11	1,350	1,455
DeSoto Independent School District 0% 8/15/18	2,195	1,531
Fort Worth Independent School District Series 2005, 5% 2/15/12	1,500	1,649
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,145
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District 5.5% 2/15/12	2,180	2,260
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,246
Harlandale Independent School District 5.5% 8/15/35	15	15
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	$ 1,000	$ 1,025
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,737
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,231
5% 8/15/18	1,000	1,110
5.25% 8/15/47	9,740	9,117
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	7,223
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,508
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,113
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,269
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	250
Houston Independent School District:
Series A, 0% 8/15/11	13,740	13,225
0% 8/15/10 (AMBAC Insured)	2,200	2,136
0% 8/15/15	2,000	1,644
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,473
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,740
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,511
0% 12/1/11 (AMBAC Insured)	8,250	7,820
Humble Independent School District Series 2000:
0% 2/15/10	2,320	2,297
0% 2/15/16	1,250	1,001
0% 2/15/17	1,400	1,065
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,782
Irving Independent School District Series A, 0% 2/15/16	1,035	823
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,489
0% 8/15/17	1,020	756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 2,400	$ 2,472
Klein Independent School District Series A:
5% 8/1/13	1,455	1,639
5% 8/1/14	5,110	5,790
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,255
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,466
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,605
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	2,200	2,149
5.25% 5/15/21	2,405	2,501
Manor Independent School District 5.25% 8/1/34	2,000	2,050
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,458
5.5% 2/15/14	330	351
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,113
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,820
5.5% 2/15/18	145	152
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	927
5.5% 2/15/19	370	384
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,341
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	7,000	7,036
Midway Independent School District 0% 8/15/19	1,400	915
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,906
5.25% 3/1/20 (FSA Insured)	1,405	1,556
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	974
5.5% 8/15/26 (FGIC Insured)	1,225	1,261
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	$ 2,520	$ 2,887
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	3,300	3,102
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,211
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,340
Northside Independent School District:
Series A:
5.25% 2/15/17	725	776
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,501
5.5% 2/15/13	1,090	1,167
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,322
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	574
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,090
Pflugerville Independent School District 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	536
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,642
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,426
Series 2007, 5.375% 8/15/33	7,340	7,587
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,281
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,059
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,143
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,500
5.625% 2/15/11	3,865	4,180
Round Rock Independent School District:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,133
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,209
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,703
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,753
5.75% 2/1/11 (Escrowed to Maturity) (f)	870	915
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,949
5.25% 2/1/14 (MBIA Insured)	1,835	2,076
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	701
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,229
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,400
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,265
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,126
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,765
5.375% 2/1/18	480	503
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,253
5% 11/15/14	2,005	2,139
5% 11/15/15	1,880	2,001
5.75% 11/15/24	4,700	4,764
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	992
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,153
(Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,900
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	6,947
5.375% 8/1/10 (e)	1,915	1,975
0% 10/1/13	8,900	7,988
5% 10/1/12	3,500	3,907
5% 4/1/13	1,000	1,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	$ 8,200	$ 5,824
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,472
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,204
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,299
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	4,900	4,915
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,711
Series B, 5.625% 7/15/21	2,010	2,046
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18	2,280	2,338
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,052
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (f)	6,500	7,370
Waller Independent School District:
5.5% 2/15/26	3,220	3,485
5.5% 2/15/33	4,160	4,359
5.5% 2/15/37	4,820	5,005
Waxahachie Independent School District:
0% 8/15/14	1,460	1,256
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,432
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,835
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,297
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	621
Ysleta Independent School District 0% 8/15/11	1,100	1,059
		443,413
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	$ 2,740	$ 2,862
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,748
		12,036
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,121
6.125% 12/1/27 (AMBAC Insured)	2,800	2,447
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,073
5% 12/1/14 (FSA Insured)	1,200	1,281
5% 12/1/15 (FSA Insured)	1,000	1,062
		6,984
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,769
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,109
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,289
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (d)	5,000	4,992
		22,159
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,529
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,390
0% 6/1/17 (MBIA Insured)	2,800	1,991
0% 6/1/24 (MBIA Insured)	1,525	668
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,044
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	$ 1,630	$ 1,684
5.25% 1/1/11 (FSA Insured)	1,715	1,839
5% 1/1/10 (MBIA Insured)	2,000	2,056
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,900
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre- Refunded to 11/1/09 @ 100) (f)	460	473
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,410
Series 2006 A, 5% 7/1/13	5,000	5,507
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,124
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,268
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,044
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,311
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,553
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,120
5.75% 12/1/20 (MBIA Insured)	1,000	1,102
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	6,107
0% 12/1/12 (FGIC Insured)	6,830	6,313
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,871
Series 2001 C:
5.25% 1/1/16	3,000	3,139
5.25% 1/1/26 (FSA Insured)	11,200	11,322
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,218
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,334
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,008
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,709
0% 7/1/10	2,250	2,209
0% 7/1/12 (MBIA Insured)	4,000	3,702
		112,544
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	866
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,650
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,318
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,109
		6,943
Wisconsin - 1.0%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,885	2,022
6.375% 6/1/32	1,300	1,445
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	64
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,065
Wisconsin Gen. Oblig.:
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (f)	4,600	5,196
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,081
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	797
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,142
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,142
Series 2003 A, 5.5% 8/15/14	1,775	1,627
Series 2006 A, 5% 8/15/12	4,795	4,524
Wisconsin Trans. Rev. Series 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,956
		34,059
TOTAL MUNICIPAL BONDS (Cost $3,152,064)		3,159,616
Municipal Notes - 0.1%

New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,670)	2,653	2,671
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $3,154,734)		3,162,287
NET OTHER ASSETS - 3.1%		101,316
NET ASSETS - 100%		$ 3,263,603
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,162,287	$ -	$ 3,162,287	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,154,539,000. Net unrealized appreciation aggregated $7,748,000, of which $71,903,000 related to appreciated investment securities and $64,155,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Income Fund

March 31, 2009

1.799874.105

FSN-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.7%
		Principal Amount (000s) (n)	Value (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 1,740	$ 801
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		6,150	3,769
TOTAL ENERGY			4,570
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		820	679
1.25% 2/15/27		700	494
			1,173
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,255	555
6% 5/1/15		5,075	1,903
ON Semiconductor Corp. 0% 4/15/24		620	577
Spansion, Inc. 2.25% 6/15/16 (c)(f)		3,590	27
			3,062
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		18,980	13,191
TOTAL CONVERTIBLE BONDS			21,996
Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.0%
Affinia Group, Inc. 9% 11/30/14		3,480	1,044
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	118
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
TRW Automotive, Inc.: - continued
7.25% 3/15/17 (f)		$ 200	$ 83
Visteon Corp. 7% 3/10/14		9,665	483
			1,728
Automobiles - 0.3%
Ford Motor Co.:
6.5% 8/1/18		3,480	1,009
7.125% 11/15/25		4,555	1,310
7.4% 11/1/46		1,025	272
7.45% 7/16/31		9,330	2,962
7.5% 8/1/26		3,380	930
8.875% 1/15/22		880	242
8.9% 1/15/32		670	194
General Motors Corp.:
6.75% 5/1/28		8,828	1,015
7.125% 7/15/13		2,960	422
7.2% 1/15/11		1,650	429
7.4% 9/1/25		4,840	557
7.7% 4/15/16		6,815	818
8.1% 6/15/24		2,195	258
8.25% 7/15/23		8,935	1,050
8.375% 7/15/33		10,465	1,256
8.8% 3/1/21		1,925	250
			12,974
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	1,671
Mac-Gray Corp. 7.625% 8/15/15		850	782
			2,453
Hotels, Restaurants & Leisure - 1.3%
Carrols Corp. 9% 1/15/13		4,090	3,517
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	1,598
8% 11/15/13		2,055	1,377
MGM Mirage, Inc.:
5.875% 2/27/14		5,105	1,761
6.625% 7/15/15		16,535	5,787
6.75% 9/1/12		2,705	960
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 11,315	$ 3,904
6.875% 4/1/16		1,865	653
7.5% 6/1/16		15,205	5,170
7.625% 1/15/17		11,065	3,873
8.5% 9/15/10		5,580	2,288
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,730	933
Scientific Games Corp. 6.25% 12/15/12		880	774
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	524
Six Flags Operations, Inc. 12.25% 7/15/16 (f)		4,920	2,657
Six Flags, Inc.:
8.875% 2/1/10		7,175	789
9.625% 6/1/14		6,130	552
9.75% 4/15/13		995	85
Station Casinos, Inc.:
6% 4/1/12 (c)		7,970	2,550
6.5% 2/1/14 (c)		9,994	300
6.625% 3/15/18 (c)		10,340	310
6.875% 3/1/16 (c)		10,977	329
7.75% 8/15/16 (c)		12,080	3,866
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	2,563
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,555	2,986
Vail Resorts, Inc. 6.75% 2/15/14		6,165	5,302
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		770	77
12.75% 1/15/13 (c)		1,435	29
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,023	614
			56,128
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		4,650	3,162
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	732
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,313
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		6,345	5,790
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12 (c)		$ 1,130	$ 215
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)		16,784	1,804
11% 10/1/15 (c)		275	28
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)		9,780	8,753
10.25% 9/15/10 (c)		9,365	8,429
10.25% 10/1/13 (c)		5,395	4,829
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)		7,085	6,235
10.875% 9/15/14 (f)		6,005	5,825
Clear Channel Communications, Inc.:
4.9% 5/15/15		3,405	477
5.5% 9/15/14		4,395	659
5.5% 12/15/16		2,205	309
5.75% 1/15/13		2,650	398
6.25% 3/15/11		135	27
6.875% 6/15/18		2,295	321
7.25% 10/15/27		2,790	391
10.75% 8/1/16 (f)		16,460	3,457
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	9,777
7% 10/1/13		7,825	7,238
7.125% 2/1/16		25,725	23,088
Haights Cross Communications, Inc. 12.5% 8/15/11 (e)		2,480	198
iesy Repository GmbH 10.375% 2/15/15 (f)		1,300	1,014
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,065
8.5% 7/15/29		1,730	969
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	501
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		6,000	2,535
10% 8/1/14		2,910	2,532
11.625% 2/1/14 (f)		2,005	1,815
Pearson Funding One PLC 6% 12/15/15	GBP	1,950	2,762
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC:
8.75% 9/1/12 (f)		$ 4,230	$ 4,230
10.375% 9/1/14 (f)		6,430	6,559
Reed Elsevier Investments PLC 7% 12/11/17	GBP	1,650	2,345
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,040
The Reader's Digest Association, Inc. 9% 2/15/17		2,710	244
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		20,195	10,703
			128,875
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		3,495	3,250
Specialty Retail - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15		1,920	586
10.375% 6/1/15 pay-in-kind (i)		2,898	500
Michaels Stores, Inc.:
0% 11/1/16 (d)		400	60
10% 11/1/14		15,730	7,472
11.375% 11/1/16		791	293
Staples, Inc. 9.75% 1/15/14		7,137	7,471
			16,382
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,197
9.75% 1/15/15		1,070	920
			2,117
TOTAL CONSUMER DISCRETIONARY			227,801
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	1,300	1,824
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	98
16% 3/27/12 (f)		2,747	1,788
			3,710
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
7.5% 3/1/17		$ 4,875	$ 2,486
8.625% 3/1/15		700	158
9.375% 12/15/15		4,175	950
9.5% 6/15/17		5,080	1,156
10.375% 7/15/16		3,985	2,411
Tesco PLC 5.125% 2/24/15	EUR	750	1,003
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	900	1,255
			9,419
Food Products - 0.2%
Gruma SA de CV 7.75%		2,765	1,521
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	52
Michael Foods, Inc. 8% 11/15/13		610	531
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	774
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	270
10.625% 4/1/17		840	588
Reddy Ice Holdings, Inc. 10.5% 11/1/12		4,290	2,145
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	1,524
			7,405
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	250
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	515
Tobacco - 0.0%
Philip Morris International, Inc. 5.75% 3/24/16	EUR	700	932
TOTAL CONSUMER STAPLES			22,231
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	1,448
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	2,013
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,007
			8,468
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,700	$ 2,727
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (f)		3,570	2,535
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	4,124
Berry Petroleum Co. 8.25% 11/1/16		2,670	1,575
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	1,584
8.875% 2/1/17		3,315	1,094
Chesapeake Energy Corp.:
6.5% 8/15/17		8,615	6,935
6.875% 11/15/20		6,445	5,043
7.625% 7/15/13		2,665	2,452
9.5% 2/15/15		4,445	4,323
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	1,237
Denbury Resources, Inc. 9.75% 3/1/16		1,310	1,258
Drummond Co., Inc. 7.375% 2/15/16 (f)		2,060	1,421
EXCO Resources, Inc. 7.25% 1/15/11		880	682
Forest Oil Corp. 8% 12/15/11		190	182
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,050	969
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,063
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	4
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		1,740	1,462
9.125% 7/2/18 (f)		2,240	1,646
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	1,706
8% 5/15/17		4,020	2,412
Massey Energy Co. 6.875% 12/15/13		5,710	4,968
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	3,242
8.25% 12/15/14		1,075	462
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,198
7.875% 11/1/26		5,250	4,725
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	654
6.625% 6/15/35		2,285	1,659
Petrohawk Energy Corp.:
7.875% 6/1/15 (f)		6,745	5,936
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
9.125% 7/15/13		$ 5,460	$ 5,146
Petroleos de Venezuela SA:
5.25% 4/12/17		52,310	22,232
5.375% 4/12/27		11,200	3,965
Petroleum Development Corp. 12% 2/15/18		3,785	2,271
Plains Exploration & Production Co. 10% 3/1/16		5,240	4,991
Range Resources Corp. 7.375% 7/15/13		2,945	2,798
SandRidge Energy, Inc.:
8% 6/1/18 (f)		5,829	4,226
8.625% 4/1/15 pay-in-kind (i)		3,950	2,489
Ship Finance International Ltd. 8.5% 12/15/13		5,525	3,868
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,219
Southwestern Energy Co. 7.5% 2/1/18 (f)		2,145	2,038
StatoilHydro ASA 4.375% 3/11/15	EUR	800	1,064
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	818
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,085
7.5% 4/1/17		4,605	4,435
7.625% 4/1/37		1,550	1,337
8% 2/1/16 (f)		915	910
8.375% 6/15/32		1,570	1,494
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		6,470	5,176
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	305
8.875% 7/15/12		1,400	1,470
Venoco, Inc. 8.75% 12/15/11		3,460	1,886
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	3,040
YPF SA 10% 11/2/28		4,620	3,072
			154,613
TOTAL ENERGY			163,081
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.5%
Capital Markets - 0.0%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (i)	EUR	750	$ 490
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,235
			1,725
Commercial Banks - 1.2%
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	730	278
Bancaja Emisiones SA 4.625% (i)	EUR	570	132
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (i)	EUR	1,250	1,443
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (i)	EUR	350	119
Caja de Ahorros de Valencia, Castellon y Alicante (Bancaja) 4.375% (i)	EUR	900	239
Caja Madrid SA 2.78% 10/17/16 (i)	EUR	1,500	1,152
Development Bank of Philippines 8.375% (i)		5,150	4,069
DnB NOR Bank ASA 1.1607% 8/11/09 (i)	CAD	1,500	1,191
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		19,725	7,101
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		6,440	4,669
Export-Import Bank of India 1.1319% 6/7/12 (i)	JPY	290,000	2,563
Export-Import Bank of Korea 8.125% 1/21/14		1,455	1,494
HBOS Treasury Services PLC 1.2767% 1/19/10 (i)	CAD	1,500	1,185
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		8,685	4,777
Hypo Real Estate International Trust I 5.864% (i)	EUR	50	2
JPMorgan Chase Bank 4.375% 11/30/21 (i)	EUR	1,850	1,552
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		4,455	4,099
Natixis SA:
2.504% 1/26/17 (i)	EUR	1,000	629
6.307% (i)	EUR	750	217
Rabobank Nederland 4.75% 1/15/18	EUR	3,000	3,964
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	1,800	2,268
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,271
Standard Chartered Bank 1.838% 3/28/18 (i)	EUR	1,150	810
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		3,370	3,244
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Vimpel Communications: - continued
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 2,765	$ 2,392
Wachovia Corp. 4.375% 8/1/16	EUR	800	862
			51,722
Consumer Finance - 0.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,290	323
Ford Motor Credit Co. LLC:
7% 10/1/13		3,325	2,223
7.25% 10/25/11		9,980	7,105
7.375% 2/1/11		620	469
8% 12/15/16		1,600	1,056
12% 5/15/15		10,075	7,556
GMAC LLC:
6% 4/1/11 (f)		1,200	852
6.75% 12/1/14 (f)		695	403
8% 11/1/31 (f)		5,249	2,493
SLM Corp.:
1.85% 12/15/10 (i)	EUR	1,000	1,046
1.98% 6/17/13 (i)	EUR	562	336
			23,862
Diversified Financial Services - 1.1%
Air Liquide Finance 6.125% 11/28/12	EUR	1,400	1,990
Banca Italease SpA 2.088% 6/28/16 (i)	EUR	1,350	709
Bank of America Corp. 4% 3/28/18 (i)	EUR	1,250	859
BAT International Finance PLC 5.375% 6/29/17	EUR	750	923
Broadgate PLC 3.57% 10/5/25 (i)	GBP	745	468
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	127	178
8.151% 12/31/30	GBP	300	361
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	805
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,244
Greene King Finance PLC Series A1, 2.2181% 6/15/31 (i)	GBP	1,000	861
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,020
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	1,000	1,313
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Imperial Tobacco Finance: - continued
8.375% 2/17/16	EUR	3,370	$ 4,459
Kreditanstalt Fuer Wiederaufbau 3.875% 1/21/19	EUR	7,000	9,185
NCO Group, Inc. 11.875% 11/15/14		1,985	397
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		5,500	5,253
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	102,261	2,201
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	661
Sedna Finance Corp.:
2.4% 3/15/16 (c)(i)	EUR	1,150	0*
5.625% 12/23/14 (c)(i)	EUR	500	0*
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	975	1,505
TMK Capital SA 10% 7/29/11		10,700	7,276
Total Capital SA 4.875% 1/28/19	EUR	450	620
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,800	2,048
UT2 Funding PLC 5.321% 6/30/16	EUR	1,070	128
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	653
4.375% 5/19/14	EUR	550	627
			46,744
Insurance - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (i)	EUR	2,000	2,116
Mapfre SA 5.921% 7/24/37 (i)	EUR	1,600	935
Wuerttembergische Lebens AG 5.375% 6/1/26 (i)	EUR	620	305
			3,356
Real Estate Investment Trusts - 0.2%
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(f)		6,150	1,753
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,266
8.625% 1/15/12		3,610	3,240
			6,259
Real Estate Management & Development - 0.3%
Realogy Corp.:
10.5% 4/15/14		40,410	11,315
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (i)		$ 3,405	$ 358
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,240
			12,913
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
2.25% 12/2/49 (i)	EUR	900	490
4.604% (i)	EUR	1,650	667
			1,157
TOTAL FINANCIALS			147,738
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10% 10/15/17		200	199
Fresenius US Finance II, Inc. 9% 7/15/15 (f)		2,705	2,813
Invacare Corp. 9.75% 2/15/15		1,380	1,335
			4,347
Health Care Providers & Services - 1.5%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)		10,330	2,479
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,178
DASA Finance Corp. 8.75% 5/29/18 (f)		2,190	1,752
DaVita, Inc. 6.625% 3/15/13		470	454
HCA, Inc.:
6.25% 2/15/13		1,385	1,039
6.375% 1/15/15		490	321
6.5% 2/15/16		1,975	1,264
6.75% 7/15/13		1,390	1,039
9.125% 11/15/14		21,080	19,815
9.25% 11/15/16		20,740	18,770
9.875% 2/15/17 (f)		940	891
10.375% 11/15/16 pay-in-kind (i)		1,045	787
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,516
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,652
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	270
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 3,130	$ 2,661
Tenet Healthcare Corp. 9.875% 7/1/14		7,663	5,977
U.S. Oncology, Inc. 9% 8/15/12		605	584
United Surgical Partners International, Inc. 8.875% 5/1/17		705	550
Vanguard Health Holding Co. II LLC 9% 10/1/14		2,585	2,268
			65,267
Pharmaceuticals - 0.2%
Bayer AG 2.829% 4/10/10 (i)	EUR	1,100	1,431
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	900	1,204
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,758
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	6
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,177
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,352
			8,928
TOTAL HEALTH CARE			78,542
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	183
Orbimage Holdings, Inc. 11.3113% 7/1/12 (i)		2,250	2,126
			2,309
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	409
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	157
10% 8/15/08 (a)		1,130	11
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,068	5,547
8.021% 8/10/22		4,153	2,243
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,001	$ 1,261
8.028% 11/1/17		940	541
			10,197
Building Products - 0.1%
Compagnie de St. Gobain 2.979% 4/11/12 (i)	EUR	1,100	1,219
Nortek, Inc.:
8.5% 9/1/14		9,595	960
10% 12/1/13		9,560	3,920
NTK Holdings, Inc. 0% 3/1/14 (d)		5,440	272
			6,371
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	169
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	251
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	1,322
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,056
8.625% 4/1/13		1,080	1,080
West Corp. 9.5% 10/15/14		7,760	5,393
			21,271
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,499
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,450	1,153
			2,652
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		930	530
General Cable Corp. 7.125% 4/1/17		610	512
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	718
			1,760
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	1,800	1,863
Sequa Corp.:
11.75% 12/1/15 (f)		9,105	2,003
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.: - continued
13.5% 12/1/15 pay-in-kind (f)		$ 3,353	$ 497
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (i)	GBP	950	952
			5,315
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,058
Cummins, Inc. 7.125% 3/1/28		1,825	1,257
			2,315
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	2,291
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	1,510
US Shipping Partners LP 13% 8/15/14 (c)		2,855	484
			4,285
Professional Services - 0.0%
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,267
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,178
7.625% 12/1/13		1,540	1,309
12.5% 4/1/16 (f)		2,250	2,138
TFM SA de CV 9.375% 5/1/12		5,360	4,878
			9,503
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	976
Penhall International Corp. 12% 8/1/14 (f)		1,360	272
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		8,455	5,665
			6,913
TOTAL INDUSTRIALS			74,158
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,479
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	6,872
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 7,515	$ 2,856
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(i)		3,400	612
10.125% 7/15/13 (c)		3,370	607
10.75% 7/15/16 (c)		3,400	612
10.75% 7/15/16 (c)(f)		4,315	777
			14,815
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		5,105	2,450
Series B, 10.25% 11/1/15		2,165	1,039
11.25% 11/1/16 pay-in-kind		1,480	493
			3,982
IT Services - 0.3%
Ceridian Corp.:
11.25% 11/15/15		3,235	1,359
12.25% 11/15/15 pay-in-kind (i)		765	291
Iron Mountain, Inc. 8.75% 7/15/18		4,195	4,164
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	5,890
Unisys Corp.:
8% 10/15/12		755	190
12.5% 1/15/16		2,625	686
			12,580
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc.:
7.125% 3/15/11		115	107
7.75% 5/15/13		820	656
9.25% 6/1/16		6,190	4,735
Avago Technologies Finance Ltd.:
6.7613% 6/1/13 (i)		840	674
10.125% 12/1/13		3,305	2,941
11.875% 12/1/15		5,285	4,069
Freescale Semiconductor, Inc.:
8.875% 12/15/14		36,750	7,166
9.875% 12/15/14 pay-in-kind (i)		24,185	1,467
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(i)		670	7
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
New ASAT Finance Ltd. 9.25% 2/1/11 (c)		$ 2,855	$ 43
NXP BV:
3.8444% 10/15/13 (i)		12,530	2,005
7.875% 10/15/14		9,870	2,270
9.5% 10/15/15		13,705	1,508
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	80
Viasystems, Inc. 10.5% 1/15/11		5,785	3,731
			31,459
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	119
TOTAL INFORMATION TECHNOLOGY			62,955
MATERIALS - 2.9%
Chemicals - 0.5%
Chemtura Corp. 6.875% 6/1/16 (c)		970	427
Georgia Gulf Corp.:
7.125% 12/15/13		1,095	175
9.5% 10/15/14		8,840	1,481
Huntsman LLC 11.625% 10/15/10		641	635
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	4,129
MacDermid, Inc. 9.5% 4/15/17 (f)		450	155
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	7,045
10.875% 12/1/14 pay-in-kind (i)		5,936	970
11.5% 12/1/16		16,930	3,174
NOVA Chemicals Corp.:
5.72% 11/15/13 (i)		1,030	773
6.5% 1/15/12		3,500	3,080
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,224
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		2,900	384
			23,652
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		920	534
Berry Plastics Holding Corp.:
8.875% 9/15/14		15,675	8,856
10.25% 3/1/16		3,380	1,453
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 2,380	$ 2,398
Constar International, Inc. 11% 12/1/12 (c)		2,665	27
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,279
7.5% 12/15/96		4,010	2,887
8% 4/15/23		4,615	4,038
Temple-Inland, Inc.:
6.625% 1/15/16		130	95
7.875% 5/1/12		2,955	2,600
Vitro SAB de CV:
8.625% 2/1/12 (c)		14,510	3,337
9.125% 2/1/17 (c)		2,000	460
			29,964
Metals & Mining - 1.5%
Aleris International, Inc. 9.75% 12/15/14 pay-in-kind (c)(i)		2,510	2
Compass Minerals International, Inc. 12% 6/1/13		1,467	1,526
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		4,435	4,834
Evraz Group SA 8.875% 4/24/13 (f)		11,450	7,271
FMG Finance Property Ltd.:
10% 9/1/13 (f)		3,360	2,873
10.625% 9/1/16 (f)		9,095	7,731
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,159
8.25% 4/1/15		3,680	3,496
8.375% 4/1/17		22,140	20,535
Gerdau SA 8.875% (f)		2,880	2,218
International Steel Group, Inc. 6.5% 4/15/14		6,710	5,234
Ispat Inland ULC 9.75% 4/1/14		1,385	1,260
RathGibson, Inc. 11.25% 2/15/14		2,510	527
			62,666
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)(f)		5,835	4,960
Glatfelter 7.125% 5/1/16		510	434
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp. 7.42% 5/1/12 (i)		$ 2,460	$ 492
Solo Cup Co. 8.5% 2/15/14		1,770	1,292
			7,178
TOTAL MATERIALS			123,460
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.1%
Axtel SAB de CV 11% 12/15/13		670	563
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,666
9% 8/15/31		3,545	2,433
Deutsche Telekom International Financial BV 6% 1/20/17	EUR	1,250	1,682
Global Village Telecom Finance LLC 12% 6/30/11 (f)		2,776	2,776
Indosat Finance Co. BV 7.75% 11/5/10		1,440	1,397
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(f)		21,504	10,738
Intelsat Corp.:
9.25% 8/15/14 (f)		4,305	4,063
9.25% 6/15/16 (f)		7,325	6,794
Intelsat Ltd. 11.25% 6/15/16		20,070	19,568
Koninklijke KPN NV 7.5% 2/4/19	EUR	2,250	3,163
Level 3 Financing, Inc.:
8.75% 2/15/17		4,980	3,187
9.25% 11/1/14		3,280	2,263
12.25% 3/15/13		2,275	1,706
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	4,576
OTE PLC 5% 8/5/13	EUR	850	1,099
Qwest Communications International, Inc.:
7.25% 2/15/11		2,700	2,606
7.5% 2/15/14		2,255	1,951
7.5% 2/15/14		1,310	1,133
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		3,590	3,186
Sprint Capital Corp.:
6.875% 11/15/28		38,300	23,363
6.9% 5/1/19		4,780	3,370
8.75% 3/15/32		16,105	10,790
Telecom Egypt SAE 11.7% 2/4/10 (i)	EGP	2,015	353
Telecom Italia SpA 8.25% 3/21/16	EUR	2,500	3,321
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	900	$ 1,230
5.496% 4/1/16 (o)	EUR	1,250	1,659
U.S. West Communications:
7.25% 9/15/25		420	305
7.25% 10/15/35		1,205	807
7.5% 6/15/23		360	274
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		10,215	10,011
			132,033
Wireless Telecommunication Services - 2.8%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,420	2,493
Cricket Communications, Inc.:
9.375% 11/1/14		3,431	3,268
10% 7/15/15 (f)		1,825	1,752
Digicel Group Ltd.:
8.875% 1/15/15 (f)		11,660	7,521
9.125% 1/15/15 pay-in-kind (f)(i)		4,529	2,808
9.25% 9/1/12 (f)		4,430	3,987
12% 4/1/14 (f)		5,545	5,157
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)		16,115	14,968
11.5% 6/15/16 (f)		4,145	3,917
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (f)		4,325	4,120
8.875% 1/15/15 (f)		10,070	9,365
Millicom International Cellular SA 10% 12/1/13		13,345	13,045
Mobile Telesystems Finance SA 8% 1/28/12 (f)		7,290	6,443
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	4,354
7.375% 8/1/15		4,350	2,306
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		9,155	4,761
Sprint Nextel Corp. 6% 12/1/16		5,280	3,775
Telecom Personal SA 9.25% 12/22/10 (f)		12,875	12,231
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	1,800	2,691
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		$ 11,930	$ 8,679
Vodafone Group PLC 6.25% 1/15/16	EUR	2,150	2,985
			120,626
TOTAL TELECOMMUNICATION SERVICES			252,659
UTILITIES - 2.3%
Electric Utilities - 0.6%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	2,619
Edison Mission Energy:
7.5% 6/15/13		2,895	2,287
7.75% 6/15/16		1,223	920
Electricite de France:
6.25% 1/25/21	EUR	1,900	2,652
6.875% 12/12/22	GBP	1,600	2,623
Intergen NV 9% 6/30/17 (f)		6,890	6,235
Majapahit Holding BV 7.75% 10/17/16		2,800	2,044
National Power Corp. 6.875% 11/2/16 (f)		5,200	4,836
Vattenfall AB 6.25% 3/17/21	EUR	750	1,004
			25,220
Gas Utilities - 0.8%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		3,965	2,379
6.875% 11/4/11 (Reg. S)		10,920	8,736
Southern Gas Networks PLC Class A1, 2.65% 10/21/10 (i)	EUR	1,350	1,725
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	7,675
8% 3/1/32		7,365	6,674
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		8,670	4,942
			32,131
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 10/15/15		1,145	996
8% 10/15/17		4,015	3,453
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 9,775	$ 6,305
12% 11/1/17 pay-in-kind (i)		5,400	2,104
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	5
6.4% 7/15/06 (c)		5,595	14
6.625% 11/15/05 (c)		3,510	9
6.725% 11/17/08 (c)(i)		1,090	0*
6.75% 8/1/09 (c)		880	2
6.875% 10/15/07 (c)		2,120	5
6.95% 7/15/28 (c)		1,920	0*
7.125% 5/15/07 (c)		375	1
7.375% 5/15/19 (c)		2,200	6
7.875% 6/15/03 (c)		375	1
9.125% 4/1/03 (c)		80	0*
9.875% 6/5/03 (c)		345	1
NRG Energy, Inc.:
7.25% 2/1/14		730	686
7.375% 2/1/16		3,745	3,464
7.375% 1/15/17		4,295	3,994
Reliant Energy, Inc.:
7.625% 6/15/14		3,855	3,161
7.875% 6/15/17		855	675
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,372	1,097
			25,979
Multi-Utilities - 0.3%
Centrica PLC:
6.375% 3/10/22	GBP	1,000	1,421
7.125% 12/9/13	EUR	1,300	1,872
NiSource Finance Corp. 10.75% 3/15/16		6,930	7,016
RWE Finance BV 6.5% 8/10/21	EUR	500	705
Suez Environnement SA:
4.875% 4/8/14 (o)	EUR	250	332
6.25% 4/8/19 (o)	EUR	300	395
Utilicorp United, Inc. 7.95% 2/1/11 (e)		50	49
			11,790
Corporate Bonds - continued
		Principal Amount (000s) (n)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	1,550	$ 2,100
TOTAL UTILITIES			97,220
TOTAL NONCONVERTIBLE BONDS			1,249,845
TOTAL CORPORATE BONDS (Cost $1,800,342)			1,271,841
U.S. Government and Government Agency Obligations - 21.1%

Other Government Related - 0.6%
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,026
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (g)		2,000	2,005
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		15,000	15,570
TOTAL OTHER GOVERNMENT RELATED			25,601
U.S. Government Agency Obligations - 7.2%
Fannie Mae:
1.75% 3/23/11		27,250	27,425
2% 1/9/12		7,000	7,071
2.75% 2/5/14		22,480	22,810
2.75% 3/13/14		41,120	41,611
3.375% 5/19/11		37,010	38,537
3.625% 8/15/11		25,000	26,217
4.75% 11/19/12		7,000	7,674
6% 5/15/11		8,215	9,009
Federal Home Loan Bank:
2.25% 4/13/12		25,860	26,057
3.625% 10/18/13		27,750	28,944
Freddie Mac:
1.5% 1/7/11		3,130	3,139
3.25% 7/16/10		1,540	1,582
5% 2/16/17		8,200	9,112
5.125% 11/17/17		24,261	27,067
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11		$ 5,500	$ 5,954
5.5% 8/23/17		10,550	12,079
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,720
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,324
5.685% 5/15/12		1,765	1,955
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		888	921
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			308,208
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
3.5% 2/15/39		59,170	58,468
4.375% 2/15/38		4,900	5,566
4.5% 5/15/38		5,050	5,896
6.25% 8/15/23 (p)		58,200	76,549
6.375% 8/15/27		4,715	6,496
7.25% 5/15/16 (h)		22,587	29,767
7.5% 11/15/24		5,029	7,573
7.875% 2/15/21		5,350	7,758
9% 11/15/18		767	1,162
9.125% 5/15/18		4,455	6,742
9.875% 11/15/15		13,000	19,038
U.S. Treasury Notes:
0.875% 3/31/11		22,270	22,300
1.125% 1/15/12		3,000	3,002
1.375% 3/15/12		52,707	53,073
1.5% 12/31/13		2,153	2,148
1.75% 3/31/14		30,242	30,346
1.875% 2/28/14		130	131
2% 11/30/13		1,196	1,221
2.375% 3/31/16		31,833	32,039
2.75% 2/28/13		56,389	59,420
2.75% 2/15/19		5,000	5,027
3.125% 9/30/13		25,600	27,416
3.375% 6/30/13		22,261	24,064
3.5% 2/15/18		3,580	3,842
3.75% 11/15/18		41,585	45,331
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 5/15/18		$ 5,460	$ 6,023
4.25% 11/15/17		2,710	3,074
4.5% 4/30/12		6,500	7,146
4.5% 5/15/17		10,995	12,659
4.625% 7/31/12		3,889	4,314
TOTAL U.S. TREASURY OBLIGATIONS			567,591
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $871,232)			901,400
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 2.7%
4% 9/1/13 to 5/1/20		3,647	3,740
4.402% 10/1/33 (i)		698	712
4.456% 7/1/35 (i)		655	659
4.5% 3/1/18 to 11/1/19		4,317	4,485
4.512% 11/1/36 (i)		105	107
4.533% 11/1/33 (i)		207	212
4.541% 10/1/35 (i)		3,324	3,381
4.545% 12/1/36 (i)		2,940	3,008
4.556% 2/1/35 (i)		2,187	2,223
4.591% 11/1/35 (i)		1,107	1,116
4.594% 7/1/35 (i)		1,485	1,516
4.631% 9/1/33 (i)		923	928
4.649% 10/1/35 (i)		194	196
4.667% 7/1/35 (i)		497	508
4.69% 2/1/35 (i)		2,159	2,194
4.702% 2/1/35 (i)		899	918
4.715% 11/1/35 (i)		908	929
4.77% 7/1/35 (i)		500	511
4.784% 3/1/35 (i)		897	912
4.788% 7/1/35 (i)		684	697
4.811% 6/1/35 (i)		1,108	1,131
4.823% 10/1/34 (i)		1,406	1,422
4.844% 3/1/33 (i)		363	370
4.895% 2/1/36 (i)		1,658	1,699
4.909% 1/1/35 (i)		495	503
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (n)	Value (000s)
Fannie Mae - continued
4.918% 8/1/35 (i)		$ 1,616	$ 1,662
4.98% 5/1/35 (i)		236	238
4.982% 2/1/34 (i)		1,080	1,115
4.987% 7/1/35 (i)		755	768
4.994% 2/1/35 (i)		832	847
5% 2/1/14 to 4/1/22		1,113	1,157
5.01% 12/1/32 (i)		807	816
5.02% 5/1/35 (i)		2,218	2,279
5.045% 10/1/35 (i)		955	980
5.075% 7/1/34 (i)		1,502	1,541
5.089% 10/1/35 (i)		542	558
5.122% 10/1/35 (i)		627	644
5.155% 7/1/35 (i)		1,911	1,950
5.166% 8/1/34 (i)		949	966
5.256% 5/1/35 (i)		694	719
5.312% 3/1/36 (i)		5,300	5,508
5.336% 7/1/35 (i)		273	278
5.342% 2/1/37 (i)		454	466
5.397% 2/1/37 (i)		1,988	2,034
5.453% 2/1/37 (i)		2,879	2,964
5.498% 6/1/47 (i)		334	343
5.5% 4/1/16		440	462
5.5% 4/16/24 (o)(q)		2,000	2,084
5.509% 11/1/36 (i)		593	605
5.631% 4/1/36 (i)		2,006	2,072
5.633% 2/1/36 (i)		493	508
5.66% 6/1/36 (i)		1,127	1,162
5.705% 4/1/36 (i)		689	713
5.769% 3/1/36 (i)		3,943	4,067
5.793% 5/1/36 (i)		2,787	2,877
5.819% 9/1/36 (i)		767	781
5.823% 6/1/35 (i)		1,882	1,956
5.869% 5/1/36 (i)		485	499
5.883% 12/1/36 (i)		750	778
6% 5/1/12 to 4/1/21		3,714	3,911
6.01% 4/1/36 (i)		7,841	8,101
6.118% 4/1/36 (i)		762	787
6.22% 3/1/37 (i)		250	261
6.243% 6/1/36 (i)		125	128
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (n)	Value (000s)
Fannie Mae - continued
6.289% 6/1/36 (i)		$ 16,136	$ 16,714
6.5% 5/1/12 to 9/1/32		3,401	3,616
TOTAL FANNIE MAE			113,992
Freddie Mac - 2.6%
3.758% 5/1/35 (i)		1,261	1,265
3.993% 7/1/33 (i)		1,216	1,223
4% 5/1/19 to 11/1/20		3,944	4,035
4.155% 6/1/33 (i)		595	595
4.329% 12/1/33 (i)		1,160	1,168
4.492% 7/1/35 (i)		905	916
4.5% 8/1/33		585	599
4.774% 3/1/35 (i)		454	459
4.789% 2/1/36 (i)		197	203
4.841% 9/1/36 (i)		507	512
4.854% 4/1/35 (i)		1,626	1,665
4.941% 1/1/35 (i)		1,772	1,808
5% 3/1/18 to 7/1/19		13,883	14,502
5.005% 4/1/35 (i)		1,738	1,787
5.023% 4/1/35 (i)		93	97
5.074% 7/1/35 (i)		558	575
5.203% 9/1/35 (i)		516	533
5.233% 10/1/35 (i)		810	827
5.257% 2/1/36 (i)		56	57
5.443% 4/1/37 (i)		297	304
5.474% 3/1/37 (i)		280	285
5.483% 1/1/36 (i)		633	651
5.5% 8/1/14 to 2/1/19		7,623	7,995
5.5% 4/13/39 (o)(q)		6,000	6,224
5.5% 4/13/39 (o)(q)		1,000	1,037
5.5% 4/13/39 (o)		1,000	1,037
5.5% 4/13/39 (o)		3,000	3,112
5.5% 4/13/39 (o)(q)		2,000	2,075
5.5% 4/13/39 (o)(q)		2,000	2,075
5.5% 5/12/39 (o)		2,000	2,069
5.5% 5/12/39 (o)		2,000	2,069
5.5% 5/12/39 (o)(q)		4,000	4,139
5.537% 10/1/36 (i)		822	848
5.593% 3/1/36 (i)		3,214	3,301
5.684% 10/1/35 (i)		221	231
5.711% 1/1/36 (i)		258	265
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (n)	Value (000s)
Freddie Mac - continued
5.74% 5/1/37 (i)		$ 3,578	$ 3,696
5.757% 3/1/37 (i)		1,537	1,557
5.78% 4/1/37 (i)		1,590	1,629
5.798% 5/1/37 (i)		2,102	2,169
5.812% 6/1/37 (i)		1,283	1,330
5.834% 5/1/37 (i)		525	536
5.846% 5/1/37 (i)		252	259
5.948% 4/1/36 (i)		4,066	4,182
5.954% 6/1/37 (i)		271	280
6% 7/1/16 to 2/1/19		6,030	6,353
6% 6/1/36 (i)		502	518
6.12% 12/1/36 (i)		3,679	3,771
6.141% 2/1/37 (i)		574	592
6.169% 7/1/36 (i)		3,540	3,651
6.181% 5/1/36 (i)		494	509
6.251% 7/1/36 (i)		533	549
6.339% 1/1/37 (i)		1,367	1,425
6.418% 6/1/37 (i)		152	157
6.5% 11/1/09 to 3/1/22		5,746	6,050
6.65% 8/1/37 (i)		1,020	1,058
7.524% 4/1/37 (i)		89	92
TOTAL FREDDIE MAC			110,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $219,203)			224,898
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 2.347% 5/25/16 (i)	EUR	372	198
Series 2007-1:
Class B, 1.83% 3/25/17 (i)	EUR	1,000	571
Class C, 2.01% 3/25/17 (i)	EUR	700	298
Auto ABS Compartiment Series 2006-1 Class B, 2.504% 7/25/17 (i)	EUR	1,000	1,093
Clock Finance BV Series 2007-1:
Class B2, 2.037% 2/25/15 (i)	EUR	600	462
Class C2, 2.217% 2/25/15 (i)	EUR	300	171
Geldilux Ltd. Series 2007-TS Class C, 3.297% 9/8/14 (i)	EUR	350	345
GLS Ltd. Series 2006-1 Class C, 3.112% 7/15/14 (i)	EUR	400	489
Asset-Backed Securities - continued
		Principal Amount (000s) (n)	Value (000s)
Lambda Finance BV Series 2005-1X Class C1, 2.6825% 11/15/29 (i)	GBP	500	$ 425
Leek Finance PLC:
Series 17X Class A2A, 1.8719% 12/21/37 (i)	GBP	157	178
Series 18X Class BC, 1.984% 9/21/38 (i)	EUR	600	73
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 2.415% 1/30/40 (i)	EUR	350	414
Class D, 2.615% 1/30/40 (i)	EUR	500	571
Metrix Funding PLC Series 1X Class A2, 2.232% 2/10/19 (i)	EUR	4,000	4,802
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 2.415% 1/30/40 (i)	EUR	450	533
Class C, 2.615% 1/30/40 (i)	EUR	450	521
Promise K 2006-1 GmbH Series I 2006-1 Class D, 2.396% 3/10/17 (i)	EUR	1,000	951
Provide Bricks 2007-1 Series 2007-1 Class B, 2.475% 1/30/40 (i)	EUR	1,300	1,350
Stichting Mars Series 2006 Class C, 2.158% 8/28/14 (i)	EUR	900	992
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	61
Volkswagen Car Lease Series 9 Class B, 1.32% 4/21/12 (Reg. S) (i)	EUR	156	194
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 3.075% 10/25/45 (i)	GBP	456	39
TOTAL ASSET-BACKED SECURITIES (Cost $21,197)			14,731
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 2.213% 2/17/52 (i)	EUR	650	585
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 3.159% 4/12/56 (i)	EUR	501	312
EPIC PLC Series BROD Class D, 2.85% 1/22/16 (i)	EUR	274	91
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 2.17% 11/20/56 (i)	EUR	1,200	1,113
Series 2007-1X Class 2D2, 2.3% 11/20/56 (i)	EUR	1,000	1,062
RMAC PLC Series 2005-NS4X Class M2A, 2.4044% 12/12/43 (i)	GBP	1,358	460
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
Private Sponsor - continued
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 2.1444% 6/12/44 (i)	GBP	1,250	$ 538
Shield BV Series 1 Class C, 2.843% 1/20/14 (i)	EUR	1,400	1,458
TOTAL PRIVATE SPONSOR			5,619
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2007-95 Class A1, 0.7719% 8/27/36 (i)		5,284	4,886
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	8,568
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,055	1,112
Series 2002-11:
Class QC, 5.5% 3/25/17		2,199	2,319
Class UC, 6% 3/25/17		2,079	2,204
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,330
Series 2002-71 Class UC, 5% 11/25/17		6,756	7,121
Series 2002-9 Class PC, 6% 3/25/17		159	170
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,405
Series 2003-122 Class OL, 4% 12/25/18		1,000	1,025
Series 2003-70 Class BJ, 5% 7/25/33		815	817
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,968
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,827
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,289
Class KD, 4.5% 7/25/18		2,721	2,863
Series 2005-52 Class PB, 6.5% 12/25/34		2,698	2,882
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		561	588
Series 2004-95 Class AN, 5.5% 1/25/25		1,555	1,644
Series 2005-117, Class JN, 4.5% 1/25/36		735	687
Series 2005-29 Class KA, 4.5% 2/25/35		4,225	4,351
Series 2005-47 Class AK, 5% 6/25/20		6,980	7,448
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,268
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		317	336
Series 2115 Class PE, 6% 1/15/14		110	115
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 1.0563% 1/15/30 (i)		$ 3,958	$ 3,946
Series 2630 Class FL, 1.0563% 6/15/18 (i)		92	90
Series 2861 Class GF, 0.8563% 1/15/21 (i)		1,905	1,902
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		603	632
Series 2378 Class PE, 5.5% 11/15/16		5,443	5,716
Series 2381 Class OG, 5.5% 11/15/16		467	490
Series 2425 Class JH, 6% 3/15/17		813	857
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,474
Series 2695 Class DG, 4% 10/15/18		3,475	3,557
Series 2831 Class PB, 5% 7/15/19		3,590	3,809
Series 2866 Class XE, 4% 12/15/18		4,004	4,115
Series 2996 Class MK, 5.5% 6/15/35		661	694
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		893	934
Series 2467 Class NB, 5% 7/15/17		1,405	1,470
Series 2564 Class HJ, 5% 2/15/18		2,000	2,136
Series 2570 Class CU, 4.5% 7/15/17		231	239
Series 2572 Class HK, 4% 2/15/17		314	321
Series 2617 Class GW, 3.5% 6/15/16		113	114
Series 2627:
Class BG, 3.25% 6/15/17		156	158
Class KP, 2.87% 12/15/16		152	153
Series 2685 Class ND, 4% 10/15/18		1,570	1,591
Series 2860 Class CP, 4% 10/15/17		265	271
Series 2930 Class KT, 4.5% 2/15/20		7,035	7,204
Series 3401 Class EB, 5% 12/15/22		1,585	1,660
Series 3455 Class MB, 4.5% 6/15/23		23,575	23,918
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,050
Series 2863 Class DB, 4% 9/15/14		208	212
Series 2975 Class NA, 5% 7/15/23		514	520
TOTAL U.S. GOVERNMENT AGENCY			132,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,502)			138,075
Commercial Mortgage Securities - 0.3%
		Principal Amount (000s) (n)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 2.7563% 1/15/17 (i)	GBP	650	$ 326
Canary Wharf Finance II PLC Series 3MUK Class C2, 2.7513% 10/22/37 (i)	GBP	850	366
European Property Capitl 4 PLC Series 4 Class C, 2.5113% 7/20/14 (i)	GBP	270	302
German Residential Asset Note Distributor PLC Series 1 Class A, 2.693% 7/20/16 (i)	EUR	1,147	1,131
JLOC 36 LLC Reg. S Class B, 1.0663% 2/16/16 (i)	JPY	74,020	690
JLOC 37 LLC (Reg. S) Series X Class B1, 1.14% 1/15/15 (i)	JPY	67,350	646
London & Regional Debt Securitisation No. 1 PLC Class A, 2.4763% 10/15/14 (i)	GBP	550	608
Opera Finance (CMH) PLC Class B, 2.912% 1/15/15 (i)	EUR	1,100	804
Opera Finance (LAKESIDE) PLC 2.4156% 7/31/13 (i)	GBP	1,448	1,800
Paris Prime Community Real Estate Series 2006-1 Class B, 2.62% 4/22/14 (f)(i)	EUR	721	479
Real Estate Capital Foundation Ltd. Series 3 Class A, 2.4663% 7/15/16 (i)	GBP	1,708	1,666
Rivoli Pan Europe PLC Series 2006-1 Class B 5.074% 8/3/18 (i)	EUR	550	468
Silver Maple Investment Co. Ltd. Class 2A, 2.275% 4/30/14 (i)	EUR	700	792
Skyline BV Series 2007-1 Class D, 3.18% 7/22/43 (i)	EUR	1,000	541
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,181)			10,619
Foreign Government and Government Agency Obligations - 21.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,202	2,485
par 2.5% 12/31/38 (e)		6,340	1,141
1.683% 8/3/12 (i)		17,953	8,534
7% 3/28/11		84,325	34,964
7% 9/12/13		56,290	18,465
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,574
Banco Central del Uruguay:
value recovery A rights 1/2/21 (k)		1,250,000	0*
value recovery B rights 1/2/21 (k)		1,250,000	0*
Brazilian Federative Republic:
6% 9/15/13		1,650	1,601
7.125% 1/20/37		1,455	1,459
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
Brazilian Federative Republic: - continued
8.25% 1/20/34		$ 3,355	$ 3,716
8.75% 2/4/25		3,299	3,761
10% 1/1/12	BRL	9,465	3,985
12.25% 3/6/30		4,700	7,097
12.75% 1/15/20		1,190	1,731
Canadian Government:
4% 6/1/17	CAD	48,750	42,966
5% 6/1/14	CAD	52,650	48,337
5% 6/1/37	CAD	16,500	16,284
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,140	904
warrants 11/15/20 (a)(k)		2,750	274
Colombian Republic 7.375% 9/18/37		3,775	3,407
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		3,850	2,734
Dominican Republic:
3.38% 8/30/24 (i)		3,468	2,289
9.04% 1/23/18 (f)		7,875	6,182
9.5% 9/27/11 (Reg. S)		6,970	6,482
Ecuador Republic:
5% 2/28/25 (c)		1,450	885
10% 8/15/30 (Reg. S) (c)		11,915	3,515
El Salvador Republic:
7.65% 6/15/35		2,595	1,933
7.75% 1/24/23 (Reg. S)		1,489	1,411
8.25% 4/10/32 (Reg. S)		1,137	915
8.5% 7/25/11 (Reg. S)		1,430	1,441
French Republic:
4% 10/25/38	EUR	7,000	9,109
4.25% 10/25/18	EUR	19,275	27,014
Gabonese Republic 8.2% 12/12/17 (f)		13,445	9,815
Georgia Republic 7.5% 4/15/13		1,855	1,271
German Federal Republic:
1.25% 3/11/11	EUR	11,685	15,468
3.5% 1/4/16	EUR	1,850	2,587
3.75% 1/4/19	EUR	11,960	16,884
4% 1/4/37	EUR	8,600	11,535
4.25% 1/4/14	EUR	36,335	52,680
4.25% 7/4/39	EUR	9,300	13,197
5.5% 1/4/31	EUR	7,050	11,231
Ghana Republic 8.5% 10/4/17 (f)		7,215	4,401
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
Indonesian Republic:
6.625% 2/17/37 (f)		$ 3,265	$ 2,253
6.875% 3/9/17 (f)		2,225	1,858
6.875% 1/17/18 (f)		4,380	3,570
7.25% 4/20/15 (f)		2,335	2,148
7.75% 1/17/38 (f)		4,385	3,442
8.5% 10/12/35 (Reg. S)		3,885	3,302
10.375% 5/4/14 (f)		3,395	3,556
11.625% 3/4/19 (f)		3,450	3,761
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		4,325	2,119
Italian Republic:
3.75% 12/15/13	EUR	7,450	10,068
4.5% 3/1/19	EUR	23,480	31,781
5% 8/1/39	EUR	12,050	15,276
Japan Government:
1.5% 9/20/18	JPY	4,380,000	44,889
1.7% 12/20/16	JPY	4,190,000	44,437
2.5% 9/20/37	JPY	1,400,000	15,439
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,320	4,450
9% 5/2/14		1,900	1,981
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (i)		2,965	2,669
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,112
7.125% 3/30/19		3,930	3,979
Philippine Republic:
9.5% 2/2/30		1,140	1,350
10.625% 3/16/25		1,255	1,603
Republic of Fiji 6.875% 9/13/11		3,880	2,871
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,200	1,600
Republic of Serbia 3.75% 11/1/24 (e)(f)		13,610	9,935
Russian Federation:
7.5% 3/31/30 (Reg. S)		56,261	52,744
12.75% 6/24/28 (Reg. S)		5,765	7,711
Turkish Republic:
6.75% 4/3/18		4,575	4,209
6.875% 3/17/36		10,400	8,187
7% 9/26/16		2,940	2,837
7.25% 3/5/38		5,750	4,715
7.375% 2/5/25		11,220	10,126
14% 1/19/11	TRY	2,505	1,495
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (n)	Value (000s)
UK Treasury GILT:
4.25% 12/7/27	GBP	14,100	$ 20,981
4.25% 6/7/32	GBP	13,600	20,183
4.25% 12/7/55	GBP	5,490	7,764
4.5% 3/7/19	GBP	7,670	12,248
4.75% 6/7/10	GBP	7,000	10,517
4.75% 3/7/20	GBP	1,150	1,862
4.75% 12/7/30	GBP	10,400	16,468
6% 12/7/28	GBP	500	917
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (i)		18,425	15,846
6.385% 6/26/12 (f)		4,400	2,057
6.75% 11/14/17 (f)		15,905	7,078
6.875% 3/4/11 (Reg. S)		2,315	1,273
United Mexican States:
7.5% 4/8/33		1,520	1,552
8.3% 8/15/31		1,435	1,588
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	32,116	896
8% 11/18/22		4,854	4,393
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		1,250	21
2.1225% 4/20/11 (Reg. S) (i)		17,655	12,844
5.375% 8/7/10 (Reg. S)		1,705	1,462
7% 3/31/38		2,820	1,208
8.5% 10/8/14		8,220	5,055
9% 5/7/23 (Reg. S)		15,270	7,902
9.25% 9/15/27		11,760	6,821
9.375% 1/13/34		4,115	2,109
10.75% 9/19/13		23,860	17,239
13.625% 8/15/18		9,950	7,065
Vietnamese Socialist Republic:
4% 3/12/28 (e)		1,644	986
6.875% 1/15/16 (f)		5,335	4,908
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,026,713)			910,380
Common Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (l)	156,879	$ 0*
Remy International, Inc. (a)	57,470	29
		29
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (f)	98	0*
Airlines - 0.1%
Delta Air Lines, Inc. (a)	742,137	4,178
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	742,300	6
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	118
TOTAL COMMON STOCKS (Cost $14,680)		4,331
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	186
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	872	161
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161
TOTAL PREFERRED STOCKS (Cost $512)		347
Floating Rate Loans - 6.5%
	Principal Amount (000s) (n)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
TRW Automotive Holdings Corp. Tranche B1, term loan 2.0625% 2/9/14 (i)	$ 1,385	$ 693
Visteon Corp. term loan 4.426% 6/13/13 (i)	14,410	2,017
		2,710
Automobiles - 0.4%
AM General LLC:
Credit-Linked Deposit 3.5231% 9/30/12 (i)	119	103
Tranche B, term loan 4.149% 9/30/13 (i)	2,725	2,371
Ford Motor Co. term loan 3.56% 12/15/13 (i)	17,230	8,270
General Motors Corp. term loan 8% 11/29/13 (i)	19,789	8,113
		18,857
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (i)	3,750	1,658
ServiceMaster Co.:
term loan 3.1705% 7/24/14 (i)	5,069	3,346
Tranche DD, term loan 3.02% 7/24/14 (i)	487	321
Thomson Learning, Inc. term loan 3.02% 7/5/14 (i)	10,234	6,984
		12,309
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.078% 2/16/14 (i)	132	51
Las Vegas Sands LLC:
term loan 2.25% 5/23/14 (i)	117	62
Tranche B, term loan 2.27% 5/23/14 (i)	578	309
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.6816% 6/14/13 (i)	36	20
term loan 2.8172% 6/14/14 (i)	400	218
Six Flags, Inc. Tranche B, term loan 3.022% 4/30/15 (i)	12,131	8,007
		8,667
Media - 0.9%
Advanstar, Inc. Tranche 2LN, term loan 6.22% 11/30/14 (i)	340	34
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (i)	15,298	12,544
Discovery Communications, Inc. term loan 3.22% 5/14/14 (i)	924	853
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.9563% 6/12/14 (i)	11,070	6,808
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd.: - continued
Tranche 2LN, term loan 10.7563% 12/12/14 (i)	$ 23,804	$ 7,141
Idearc, Inc. term loan 3.22% 11/17/14 (i)	3,209	1,219
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (i)	16,390	8,605
		37,204
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.77% 5/28/13 (i)	3,030	1,303
Michaels Stores, Inc. term loan 2.7582% 10/31/13 (i)	19,006	10,596
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (i)	1,599	727
		12,626
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 4.9094% 3/5/14 (i)	1,480	1,280
Levi Strauss & Co. term loan 2.8056% 4/4/14 (i)	1,245	703
		1,983
TOTAL CONSUMER DISCRETIONARY		94,356
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 2.6232% 6/5/13 (i)	860	808
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.2801% 6/4/14 (i)	2,406	1,618
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (i)	5,347	3,823
4.4613% 3/30/13 (i)	113	81
		3,904
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.0287% 1/15/12 (i)	2,225	1,680
TOTAL CONSUMER STAPLES		8,010
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (i)	$ 465	$ 407
Helix Energy Solutions Group, Inc. term loan 2.9404% 7/1/13 (i)	85	64
		471
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (i)	478	344
Tranche D, term loan 8.7498% 12/28/13 (i)	1,541	1,109
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (i)	570	462
term loan 2.5266% 10/31/12 (i)	986	799
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (i)	366	190
Walter Industries, Inc. term loan 2.8292% 10/3/12 (i)	74	63
		2,967
TOTAL ENERGY		3,438
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 4.56% 8/3/12 (i)	16,507	8,584
Tranche 2LN, term loan 7.06% 8/3/13 (i)	1,650	437
		9,021
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 4.17% 1/29/16 (i)	6,835	2,563
MGM Holdings II, Inc. Tranche B, term loan 3.7681% 4/8/12 (i)	3,162	1,423
		3,986
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (i)	1,583	934
Tranche B, term loan 3.5182% 10/10/13 (i)	5,881	3,470
Tranche DD, term loan 3.919% 10/10/13 (i)	5,627	3,320
		7,724
TOTAL FINANCIALS		20,731
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.97% 2/28/14 (i)	$ 808	$ 655
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (i)	1,631	1,003
TOTAL HEALTH CARE		1,658
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 3.2681% 2/21/13 (i)	83	46
Tranche 2LN, term loan 8.4125% 2/21/14 (i)	130	33
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.27% 3/28/14 (i)	60	43
		122
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7575% 4/30/14 (i)	8,304	3,654
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (i)	5,967	5,310
United Air Lines, Inc. Tranche B, term loan 2.5625% 2/1/14 (i)	10,276	4,830
		13,794
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 7.125% 2/7/15 (i)	590	148
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.7614% 12/3/14 (i)	2,465	1,343
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (i)	58	51
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (i)	3,640	1,456
Tranche B 1LN, term loan 3.4561% 5/4/14 (i)	466	349
Navistar International Corp.:
term loan 3.7681% 1/19/12 (i)	3,443	2,651
Credit-Linked Deposit 4.1482% 1/19/12 (i)	1,252	964
		5,471
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (i)	$ 10,985	$ 5,630
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 4.0331% 11/30/14 (i)	730	139
VWR Funding, Inc. term loan 3.0181% 6/29/14 (i)	1,300	1,056
		1,195
TOTAL INDUSTRIALS		27,703
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (i)	4,522	2,917
Tranche B-A1, term loan 3.3444% 10/1/14 (i)	1,299	838
Tranche B-B, term loan 3.685% 10/1/12 (i)	3,516	2,725
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 4.033% 10/10/14 (i)	22,517	14,749
Tranche B2, term loan 4.033% 10/10/14 (i)	20,285	13,287
Tranche B3, term loan 4.033% 10/10/14 (i)	19,466	12,750
		47,266
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.5406% 3/20/13 (i)	3,209	3,001
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan:
2.2469% 12/1/13 (i)	16,023	6,610
12.5% 12/15/14	3,715	1,950
		8,560
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (i)	10,153	6,904
Tranche 2LN, term loan 6.97% 6/11/15 (i)	1,495	673
Open Solutions, Inc. term loan 3.255% 1/23/14 (i)	216	108
		7,685
TOTAL INFORMATION TECHNOLOGY		66,512
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.3%
Huntsman International LLC Tranche B, term loan 2.2681% 4/19/14 (i)	$ 4,805	$ 3,147
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (i)(m)	6,820	6,684
Momentive Performance Materials, Inc. Tranche B1, term loan 2.8125% 12/4/13 (i)	9,403	5,360
		15,191
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.5331% 4/3/15 (i)	9,084	6,086
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (i)	4,558	3,065
		9,151
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (i)(m)	1,047	848
Tranche B 1LN, term loan:
4.25% 12/19/13 (i)	1,119	123
4.25% 12/19/13 (i)	571	40
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	800	160
Novelis Corp. term loan 3.0013% 7/6/14 (i)	3,969	2,461
		3,632
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (i)	6,090	2,406
White Birch Paper Co. Tranche 1LN, term loan 3.97% 5/8/14 (i)	1,184	385
		2,791
TOTAL MATERIALS		30,765
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Wind Telecomunicazioni SpA:
term loan 8.3925% 12/21/11 pay-in-kind (i)	7,068	4,831
Tranche 2, term loan 7.9913% 3/21/15 (i)	3,490	3,001
Tranche B, term loan 3.9913% 5/26/13 (i)	1,565	1,346
Tranche C, term loan 4.9913% 5/26/14 (i)	1,565	1,346
		10,524
Floating Rate Loans - continued
	Principal Amount (000s) (n)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (i)	$ 13,640	$ 9,821
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (i)	564	533
		10,354
TOTAL TELECOMMUNICATION SERVICES		20,878
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (i)	3,453	3,108
Credit-Linked Deposit 2.62% 2/1/13 (i)	1,845	1,661
		4,769
TOTAL FLOATING RATE LOANS (Cost $342,734)		278,820
Fixed-Income Funds - 5.9%
Shares
Fidelity Floating Rate Central Fund (j) (Cost $305,422)	3,578,915	254,568
Preferred Securities - 0.7%
		Principal Amount (000s) (n)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 12,665	11,439
Net Servicos de Comunicacao SA 9.25% (f)		7,135	5,696
			17,135
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		15,466	11,919
Preferred Securities - continued
		Principal Amount (000s) (n)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (i)	EUR	1,250	$ 893
MUFG Capital Finance 3 Ltd. 2.68% (i)	JPY	150,000	1,536
			2,429
TOTAL PREFERRED SECURITIES (Cost $38,132)			31,483
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $84)		7,500	38
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.52% (b) (Cost $250,845)	250,844,570	250,845
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $5,803)	$ 5,803	5,803
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,050,582)		4,298,179
NET OTHER ASSETS - (0.4)%		(15,700)
NET ASSETS - 100%		$ 4,282,479
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
71 CBOT 2 Year U.S. Treasury Notes Index Contracts	July 2009	$ 15,470	$ 99

The face value of futures purchased as a percentage of net assets - 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ (1,873)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(1,499)
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	48,950	1,980
		$ 68,950	$ (1,392)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $349,503,000 or 8.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $25,601,000 or 0.6% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $145,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0*
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,901,000 and $2,736,000, respectively. The coupon rate will be determined at time of settlement.

(n) Principal amount is stated in United States dollars unless otherwise noted.
(o) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,546,000.
(q) A portion of the security is subject to a forward commitment to sell.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,803,000 due 4/01/09 at 0.14%
BNP Paribas Securities Corp.	$ 2,846
Banc of America Securities LLC	507
Barclays Capital, Inc.	2,120
Deutsche Bank Securities, Inc.	330
$ 5,803
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 611
Fidelity Floating Rate Central Fund	3,027
Total	$ 3,638
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 139,649	$ 98,785	$ -	$ 254,568	11.4%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,298,179	$ 509,709	$ 3,770,272	$ 18,198
Other Financial Instruments*	$ (1,528)	$ 99	$ (1,627)	$ -
* Other financial instruments include Futures Contracts, Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 38,441
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	(3,866)
Cost of Purchases	437
Proceeds of Sales	(222)
Amortization/Accretion	142
Transfer in/out of Level 3	(16,737)
Ending Balance	$ 18,198

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,027,575,000. Net unrealized depreciation aggregated $729,396,000, of which $118,953,000 related to appreciated investment securities and $848,349,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009